UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund

The fund's portfolio
6/30/16 (Unaudited)

COMMON STOCKS (36.3%)(a)
			Shares	Value

Basic materials (1.4%)

Aceto Corp.			1,363	$29,836

Amcor, Ltd. (Australia)			21,485	240,282

American Vanguard Corp.(NON)			5,783	87,381

Asahi Kasei Corp. (Japan)			33,000	228,675

Axalta Coating Systems, Ltd.(NON)			21,900	581,007

BASF SE (Germany)			13,017	993,029

Beacon Roofing Supply, Inc.(NON)			2,347	106,718

Bemis Co., Inc.			234	12,049

BHP Billiton, Ltd. (Australia)			12,967	184,688

Boliden AB (Sweden)			2,805	54,492

Cabot Corp.			4,743	216,565

Cambrex Corp.(NON)			1,946	100,667

Chemtura Corp.(NON)			3,113	82,121

Chicago Bridge & Iron Co. NV			1,833	63,477

CIMIC Group, Ltd. (Australia)			5,730	153,459

Continental Building Products, Inc.(NON)			5,227	116,196

Covestro AG (Germany)			1,654	73,701

Daicel Corp. (Japan)			7,100	73,433

Domtar Corp.			1,650	57,767

Ems-Chemie Holding AG (Switzerland)			298	154,104

Evonik Industries AG (Germany)			8,620	256,572

Fortescue Metals Group, Ltd. (Australia)			35,581	95,766

Glencore PLC (United Kingdom)			48,326	98,737

Golden Agri-Resources, Ltd. (Singapore)			226,300	59,334

Graphic Packaging Holding Co.			41,860	524,924

Hitachi Chemical Co., Ltd. (Japan)			9,300	172,395

Hitachi Metals, Ltd. (Japan)			4,200	42,494

Innophos Holdings, Inc.			1,129	47,655

KapStone Paper and Packaging Corp.			3,551	46,199

Koppers Holdings, Inc.(NON)			5,134	157,768

Kraton Performance Polymers, Inc.(NON)			1,432	39,996

Kuraray Co., Ltd. (Japan)			11,500	136,767

LSB Industries, Inc.(NON)			1,057	12,769

LyondellBasell Industries NV Class A			42,000	3,125,640

Minerals Technologies, Inc.			1,561	88,665

Mitsubishi Gas Chemical Co., Inc. (Japan)			21,000	108,928

Mitsubishi Materials Corp. (Japan)			54,000	128,623

Newcrest Mining, Ltd. (Australia)(NON)			2,423	41,665

Nippon Steel & Sumitomo Metal Corp. (Japan)			8,800	168,158

Oji Holdings Corp. (Japan)			10,000	38,350

Orion Engineered Carbons SA (Luxembourg)			3,956	62,861

Patrick Industries, Inc.(NON)			2,660	160,371

Reliance Steel & Aluminum Co.			5,800	446,020

Sealed Air Corp.			25,300	1,163,041

Sherwin-Williams Co. (The)			70	20,557

Sika AG (Switzerland)			41	171,509

Skanska AB (Sweden)			18,609	388,093

Sonoco Products Co.			210	10,429

Stora Enso OYJ Class R (Finland)			34,095	274,724

Summit Materials, Inc. Class A(NON)			2,636	53,933

Taisei Corp. (Japan)			18,000	146,783

Trex Co., Inc.(NON)			584	26,233

U.S. Concrete, Inc.(NON)			1,488	90,634

UPM-Kymmene OYJ (Finland)			17,297	317,087

voestalpine AG (Austria)			4,133	138,301

Yara International ASA (Norway)			11,792	374,368

				12,845,996
Capital goods (2.4%)

ACS Actividades de Construccion y Servicios SA (Rights) (Spain)(NON)			8,093	5,685

ACS Actividades de Construccion y Servicios SA (Spain)			8,093	221,758

Allegion PLC (Ireland)			7,500	520,725

Allison Transmission Holdings, Inc.			49,098	1,386,037

Altra Industrial Motion Corp.			2,312	62,378

American Axle & Manufacturing Holdings, Inc.(NON)			4,362	63,162

Applied Optoelectronics, Inc.(NON)(S)			6,673	74,404

AptarGroup, Inc.			106	8,388

Argan, Inc.			2,745	114,521

Avery Dennison Corp.			462	34,535

AZZ, Inc.			918	55,062

B/E Aerospace, Inc.			13,000	600,275

BAE Systems PLC (United Kingdom)			2,310	16,197

Ball Corp.			289	20,920

Boeing Co. (The)			36,822	4,782,073

BWX Technologies, Inc.			10,178	364,067

Canon, Inc. (Japan)			400	11,414

Carlisle Cos., Inc.			3,700	391,016

Chase Corp.			722	42,649

Cooper-Standard Holding, Inc.(NON)			1,320	104,267

Crown Holdings, Inc.(NON)			41,048	2,079,902

Cubic Corp.			1,424	57,188

Douglas Dynamics, Inc.			1,134	29,178

Dycom Industries, Inc.(NON)			2,935	263,446

General Dynamics Corp.			5,097	709,706

Greenbrier Cos., Inc. (The)(S)			2,153	62,717

H&E Equipment Services, Inc.			4,723	89,879

Hitachi High-Technologies Corp. (Japan)			4,800	130,744

Honeywell International, Inc.			32	3,722

IDEX Corp.			4,200	344,820

JTEKT Corp (Japan)			8,300	93,579

Kadant, Inc.			1,717	88,443

KBR, Inc.			10,200	135,048

Koito Manufacturing Co., Ltd. (Japan)			1,200	54,920

Kone OYJ Class B (Finland)			1,449	66,904

Kratos Defense & Security Solutions, Inc.(NON)(S)			8,665	35,527

Leggett & Platt, Inc.			4,100	209,551

Littelfuse, Inc.			752	88,879

Lockheed Martin Corp.			29	7,197

MAN SE (Germany)			524	53,343

MasTec, Inc.(NON)			7,535	168,181

Matrix Service Co.(NON)			2,207	36,393

Mitsubishi Electric Corp. (Japan)			47,000	557,287

MSA Safety, Inc.			740	38,872

NN, Inc.			3,817	53,400

Northrop Grumman Corp.			1,314	292,076

NSK, Ltd. (Japan)			7,800	57,692

Orbital ATK, Inc.			7,530	641,104

OSRAM Licht AG (Germany)			4,659	240,776

Owens-Illinois, Inc.(NON)			2,704	48,699

Raytheon Co.			10,247	1,393,080

Roper Technologies, Inc.			3,400	579,904

Schindler Holding AG (Switzerland)			1,289	233,577

Spirit AeroSystems Holdings, Inc. Class A(NON)			12,800	550,400

Standex International Corp.			876	72,384

Stoneridge, Inc.(NON)			4,377	65,392

Sumitomo Heavy Industries, Ltd. (Japan)			15,000	65,466

Tetra Tech, Inc.			4,689	144,163

Thales SA (France)			3,126	262,354

Trinseo SA(NON)			5,365	230,319

Vinci SA (France)			12,772	909,644

Wabash National Corp.(NON)			8,016	101,803

Waste Management, Inc.			20,853	1,381,928

Xylem, Inc.			11,900	531,335

				22,140,455
Communication services (1.4%)

ACC Claims Holding, LLC Class A (Units)(F)(NON)			102,750	617

AT&T, Inc.			1,091	47,142

BT Group PLC (United Kingdom)			71,586	395,287

CalAmp Corp.(NON)			2,430	35,988

Cogent Communications Holdings, Inc.			1,851	74,151

Eutelsat Communications SA (France)			2,835	54,032

Frontier Communications Corp.			12,435	61,429

HKT Trust & HKT, Ltd. (Units) (Hong Kong)			17,000	24,529

IDT Corp. Class B			1,857	26,351

Inteliquent, Inc.			4,418	87,874

InterDigital, Inc./PA			1,412	78,620

Juniper Networks, Inc.			86,443	1,944,103

KDDI Corp. (Japan)			11,800	359,208

NeuStar, Inc. Class A(NON)			784	18,432

Nippon Telegraph & Telephone Corp. (Japan)			13,700	643,126

NTT DoCoMo, Inc. (Japan)			19,500	524,704

Orange SA (France)			31,317	511,532

PCCW, Ltd. (Hong Kong)			217,000	145,621

Rogers Communications, Inc. Class B (Canada)			720	29,147

ShoreTel, Inc.(NON)			5,126	34,293

Sky PLC (United Kingdom)			48,775	553,610

Spark New Zealand, Ltd. (New Zealand)			3,455	8,756

Telenor ASA (Norway)			7,471	123,401

Telstra Corp., Ltd. (Australia)			76,538	318,524

Ubiquiti Networks, Inc.(NON)(S)			896	34,639

Verizon Communications, Inc.			124,746	6,965,817

Vodafone Group PLC (United Kingdom)			69,300	210,962

				13,311,895
Conglomerates (0.1%)

Bouygues SA (France)			1,467	42,400

Siemens AG (Germany)			7,739	792,768

				835,168
Consumer cyclicals (5.8%)

Amazon.com, Inc.(NON)			4,000	2,862,480

Aristocrat Leisure, Ltd. (Australia)			22,374	231,187

Automatic Data Processing, Inc.			992	91,135

AutoZone, Inc.(NON)			94	74,621

Berkeley Group Holdings PLC (United Kingdom)			2,799	95,284

Big Lots, Inc.			1,370	68,651

Boral, Ltd. (Australia)			31,834	149,174

Boyd Gaming Corp.(NON)			2,199	40,462

Brambles, Ltd. (Australia)			59,649	553,492

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)(S)			2,361	82,068

Caleres, Inc.			2,814	68,127

Carter's, Inc.			13,800	1,469,286

Cedar Fair LP			1,423	82,278

Children's Place, Inc. (The)			818	65,587

Christian Dior SA (France)			490	79,377

Cie Generale des Etablissements Michelin (France)			2,397	227,078

CK Hutchison Holdings, Ltd. (Hong Kong)			1,000	11,005

Clorox Co. (The)			12,153	1,681,854

Compass Group PLC (United Kingdom)			22,264	424,387

comScore, Inc.(NON)			728	17,385

Continental AG (Germany)			606	113,884

Cooper Tire & Rubber Co.			2,743	81,796

Copart, Inc.(NON)			238	11,664

Dai Nippon Printing Co., Ltd. (Japan)			58,000	644,175

Daito Trust Construction Co., Ltd. (Japan)			300	48,629

Deluxe Corp.			3,322	220,481

Diamond Resorts International, Inc.(NON)(S)			4,116	123,315

Discovery Communications, Inc. Class A(NON)(S)			118,400	2,987,232

Dolby Laboratories, Inc. Class A			128	6,125

Dollar General Corp.			1,045	98,230

DSW, Inc. Class A			2,233	47,295

Ecolab, Inc.			109	12,927

Electrolux AB (Sweden)			2,456	66,705

Ennis, Inc.			2,373	45,514

Ethan Allen Interiors, Inc.			3,001	99,153

Experian PLC (United Kingdom)			8,977	170,514

Express, Inc.(NON)			5,007	72,652

Fiat Chrysler Automobiles NV (Italy)			52,118	321,726

Flight Centre Travel Group, Ltd. (Australia)			7,910	187,646

Fuji Heavy Industries, Ltd. (Japan)			7,300	249,895

Gartner, Inc.(NON)			168	16,365

Global Payments, Inc.			25,600	1,827,328

Goodyear Tire & Rubber Co. (The)			28,859	740,522

Hakuhodo DY Holdings, Inc. (Japan)			6,100	72,753

Harvey Norman Holdings, Ltd. (Australia)			110,027	381,463

Hino Motors, Ltd. (Japan)			7,400	73,228

Home Depot, Inc. (The)			43,801	5,592,950

Honda Motor Co., Ltd. (Japan)			1,300	32,824

Hyatt Hotels Corp. Class A(NON)			195	9,582

ICF International, Inc.(NON)			3,468	141,841

IMAX Corp. (Canada)(NON)			1,458	42,982

Industrivarden AB Class A (Sweden)			12,791	223,309

Interpublic Group of Cos., Inc. (The)			5,300	122,430

ISS A/S (Denmark)			1,067	39,954

ITV PLC (United Kingdom)			54,689	132,109

John Wiley & Sons, Inc. Class A			115	6,001

KAR Auction Services, Inc.			18,900	788,886

Kia Motors Corp. (South Korea)			3,745	141,047

Kingfisher PLC (United Kingdom)			117,467	507,048

Lagardere SCA (France)			3,817	83,777

Landauer, Inc.			1,062	43,712

Lear Corp.			7,800	793,728

LendingTree, Inc.(NON)(S)			702	62,008

LGI Homes, Inc.(NON)(S)			5,410	172,795

Liberty Braves Group Class A(NON)			1,526	22,951

Liberty Interactive Corp. Class A(NON)			7,700	195,349

Liberty Media Group Class A(NON)			3,817	73,057

Liberty SiriusXM Group Class A(NON)			15,268	478,804

Lions Gate Entertainment Corp.			4,094	82,822

Live Nation Entertainment, Inc.(NON)			1,491	35,039

Lowe's Cos., Inc.			56,379	4,463,525

Macy's, Inc.			20,200	678,922

Madison Square Garden Co. (The) Class A(NON)			900	155,259

Malibu Boats, Inc. Class A(NON)			1,823	22,022

Marcus Corp. (The)			2,384	50,302

Marks & Spencer Group PLC (United Kingdom)			56,674	240,967

Marriott Vacations Worldwide Corp.			1,013	69,380

Masco Corp.			56,900	1,760,486

Mazda Motor Corp. (Japan)			17,700	237,068

MCBC Holdings, Inc.			3,295	36,410

MGM China Holdings, Ltd. (Hong Kong)			49,600	64,539

MSG Networks, Inc. Class A(NON)			9,049	138,812

Namco Bandai Holdings, Inc. (Japan)			1,900	48,821

National CineMedia, Inc.			5,098	78,917

News Corp. Class A			41,400	469,890

News Corp. Class B			313	3,653

Nexstar Broadcasting Group, Inc. Class A(S)			993	47,247

Next PLC (United Kingdom)			455	30,440

NIKE, Inc. Class B			33,529	1,850,801

Nissan Motor Co., Ltd. (Japan)			5,500	49,560

Nitori Holdings Co., Ltd. (Japan)			300	35,995

O'Reilly Automotive, Inc.(NON)			183	49,611

Omnicom Group, Inc.			33	2,689

Oxford Industries, Inc.			852	48,240

Panasonic Corp. (Japan)			7,600	65,759

Pandora A/S (Denmark)			630	85,519

Penn National Gaming, Inc.(NON)			6,821	95,153

Peugeot SA (France)(NON)			12,311	149,954

PGT, Inc.(NON)			10,651	109,705

Pitney Bowes, Inc.			2,452	43,646

ProSiebenSat.1 Media SE (Germany)(NON)			1,328	57,988

Publicis Groupe SA (France)			1,156	78,317

PVH Corp.			12,400	1,168,452

Quanta Services, Inc.(NON)			42,763	988,681

RE/MAX Holdings, Inc. Class A			3,067	123,477

Reed Elsevier PLC (United Kingdom)			11,969	220,537

Regal Entertainment Group Class A			5,100	112,404

Renault SA (France)			4,401	335,350

Restoration Hardware Holdings, Inc.(NON)(S)			1,446	41,471

RTL Group SA (Belgium)			378	30,830

Scotts Miracle-Gro Co. (The) Class A			4,009	280,269

ServiceMaster Global Holdings, Inc.(NON)			14,388	572,642

Shimamura Co., Ltd. (Japan)			600	88,569

Sinclair Broadcast Group, Inc. Class A			2,096	62,587

Sirius XM Holdings, Inc.(NON)			372,844	1,472,734

Six Flags Entertainment Corp.			10,700	620,065

SJM Holdings, Ltd. (Hong Kong)			146,000	89,461

Steven Madden, Ltd.(NON)			1,830	62,549

TABCORP Holdings, Ltd. (Australia)			20,457	69,944

Takashimaya Co., Ltd. (Japan)			10,000	71,395

Target Corp.			1,142	79,734

Taylor Wimpey PLC (United Kingdom)			40,406	72,193

Thomson Reuters Corp. (Canada)			456	18,432

Thor Industries, Inc.			2,800	181,272

Toppan Printing Co., Ltd. (Japan)			33,000	282,900

TransUnion(NON)			4,600	153,824

Travelport Worldwide, Ltd.			4,166	53,700

Tribune Media Co. Class A			5,800	227,244

TUI AG (London Exchange) (Germany)			7,111	80,732

Twenty-First Century Fox, Inc.			1,830	49,868

Urban Outfitters, Inc.(NON)			13,200	363,000

Valeo SA (France)			6,450	288,073

Vantiv, Inc. Class A(NON)			874	49,468

Viacom, Inc. Class B			15,000	622,050

Vista Outdoor, Inc.(NON)			4,261	203,378

Visteon Corp.			9,286	611,112

Volkswagen AG (Preference) (Germany)			212	25,479

Wal-Mart Stores, Inc.			72,657	5,305,414

William Hill PLC (United Kingdom)			32,114	111,232

Wolters Kluwer NV (Netherlands)			8,650	353,486

Wolverine World Wide, Inc.			3,943	80,122

World Fuel Services Corp.			4,768	226,432

WPP PLC (United Kingdom)			37,723	783,232

				54,874,531
Consumer staples (3.4%)

Altria Group, Inc.			65,608	4,524,328

Ashtead Group PLC (United Kingdom)			2,400	34,443

Associated British Foods PLC (United Kingdom)			3,384	122,697

Brinker International, Inc.			1,787	81,362

British American Tobacco PLC (United Kingdom)			17,326	1,127,411

Buffalo Wild Wings, Inc.(NON)			321	44,603

Bunge, Ltd.			5,800	343,070

Campbell Soup Co.			23,100	1,536,843

Cheesecake Factory, Inc. (The)			1,069	51,462

Coca-Cola Amatil, Ltd. (Australia)			102,663	633,565

Coca-Cola European Partners PLC (United Kingdom)			29,600	1,056,424

Colgate-Palmolive Co.			901	65,953

Colruyt SA (Belgium)			225	12,418

ConAgra Foods, Inc.			2,800	133,868

Constellation Brands, Inc. Class A			519	85,843

Dean Foods Co.			2,774	50,182

Delhaize Group (Belgium)			4,025	425,296

Dr. Pepper Snapple Group, Inc.			35,000	3,382,050

Edgewell Personal Care Co.(NON)			6,000	506,460

Energizer Holdings, Inc.			7,400	381,026

Estee Lauder Cos., Inc. (The) Class A			17,200	1,565,544

FTD Cos., Inc.(NON)			3,540	88,358

G-III Apparel Group, Ltd.(NON)			1,293	59,116

Geo Group, Inc. (The)(R)			2,962	101,241

Hain Celestial Group, Inc. (The)(NON)			1,223	60,844

Heineken Holding NV (Netherlands)			1,882	153,736

Henkel AG & Co. KGaA (Preference) (Germany)			300	36,480

Hormel Foods Corp.			4,623	169,202

Imperial Brands PLC (United Kingdom)			18,906	1,026,309

ITOCHU Corp. (Japan)			16,200	196,837

J Sainsbury PLC (United Kingdom)			59,009	183,000

Japan Tobacco, Inc. (Japan)			1,400	56,085

Jardine Cycle & Carriage, Ltd. (Singapore)			8,800	241,451

John B. Sanfilippo & Son, Inc.			1,397	59,554

Kao Corp. (Japan)			11,400	657,882

Kerry Group PLC Class A (Ireland)			350	31,097

Koninklijke Ahold NV (Netherlands)			32,542	723,673

Kroger Co. (The)			47,327	1,741,160

Lindt & Spruengli AG (Switzerland)			8	47,586

Match Group, Inc.(NON)			434	6,543

McDonald's Corp.			830	99,882

MEIJI Holdings Co., Ltd. (Japan)			1,300	131,989

METRO AG (Germany)			7,919	242,252

Nestle SA (Switzerland)			9,129	704,172

Nutraceutical International Corp.(NON)			1,290	29,864

Omega Protein Corp.(NON)			4,405	88,056

On Assignment, Inc.(NON)			2,806	103,682

Paylocity Holding Corp.(NON)			743	32,098

PepsiCo, Inc.			38,948	4,126,151

Reckitt Benckiser Group PLC (United Kingdom)			4,036	406,044

Sanderson Farms, Inc.(S)			1,315	113,932

SpartanNash Co.			2,777	84,921

Stamps.com, Inc.(NON)			516	45,109

Starbucks Corp.			49,600	2,833,152

Svenska Cellulosa AB SCA Class B (Sweden)			4,113	131,159

Swedish Match AB (Sweden)			1,696	58,939

Sysco Corp.			1,124	57,032

Team Health Holdings, Inc.(NON)			605	24,605

Unilever PLC (United Kingdom)			5,722	274,468

Vector Group, Ltd.(S)			3,813	85,487

WH Group, Ltd. 144A (Hong Kong)			411,000	325,203

WM Morrison Supermarkets PLC (United Kingdom)			22,931	57,520

Woolworths, Ltd. (Australia)			8,352	131,127

				31,991,846
Energy (2.1%)

BP PLC (United Kingdom)			57,539	335,989

California Resources Corp.			6	73

Callon Petroleum Co.(NON)			6,749	75,791

CVR Energy, Inc.(S)			6,000	93,000

Diamondback Energy, Inc.(NON)			393	35,846

Ensco PLC Class A (United Kingdom)			21,300	206,823

Exxon Mobil Corp.			8,928	836,911

Frank's International NV (Netherlands)			238	3,477

Gulfport Energy Corp.(NON)			1,154	36,074

Halliburton Co.			49,000	2,219,210

HollyFrontier Corp.			16,300	387,451

Idemitsu Kosan Co., Ltd. (Japan)			6,300	135,844

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			7,359	74

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			7,359	74

Nabors Industries, Ltd.			70,100	704,505

Neste Oil OYJ (Finland)			7,583	271,690

Newfield Exploration Co.(NON)			16,900	746,642

Norsk Hydro ASA (Norway)			35,323	129,098

Northern Oil and Gas, Inc.(NON)(S)			7,193	33,232

Occidental Petroleum Corp.			60,378	4,562,162

OMV AG (Austria)			21,990	616,026

Repsol YPF SA (Spain)			11,256	142,794

Rowan Cos. PLC Class A(S)			36,100	637,526

Royal Dutch Shell PLC Class A (United Kingdom)			6,524	178,127

Royal Dutch Shell PLC Class B (United Kingdom)			17,687	486,379

Schlumberger, Ltd.			31,495	2,490,625

Technip SA (France)			789	42,912

Tesoro Corp.			16,600	1,243,672

TonenGeneral Sekiyu KK (Japan)			4,000	36,322

Total SA (France)			24,040	1,159,249

Valero Energy Corp.			26,100	1,331,100

Vestas Wind Systems A/S (Denmark)			6,583	446,752

Whiting Petroleum Corp.(NON)			846	7,834

Woodside Petroleum, Ltd. (Australia)			11,760	238,378

				19,871,662
Financials (6.5%)

3i Group PLC (United Kingdom)			103,433	769,825

Access National Corp.			1,569	30,611

Aegon NV (Netherlands)			19,682	78,509

AerCap Holdings NV (Ireland)(NON)			2,500	83,975

AG Mortgage Investment Trust, Inc.(R)			917	13,241

Ageas (Belgium)			3,637	125,656

Agree Realty Corp.(R)			1,656	79,885

Allianz SE (Germany)			5,853	833,889

Allied World Assurance Co. Holdings AG			10,726	376,912

Allstate Corp. (The)			35,400	2,476,230

American Capital Agency Corp.(R)			45,533	902,464

American Equity Investment Life Holding Co.			5,091	72,547

American Financial Group, Inc.			4,167	308,066

Ameriprise Financial, Inc.			13,900	1,248,915

Amtrust Financial Services, Inc.			4,039	98,956

Annaly Capital Management, Inc.(R)			95,576	1,058,026

Aozora Bank, Ltd. (Japan)			15,000	51,827

Apartment Investment & Management Co. Class A(R)			10,800	476,928

Apollo Commercial Real Estate Finance, Inc.(R)			2,360	37,925

Arbor Realty Trust, Inc.(R)			9,092	65,371

Arlington Asset Investment Corp. Class A			1,012	13,166

ARMOUR Residential REIT, Inc.(R)			605	12,100

Ashford Hospitality Trust, Inc.(R)			5,585	29,991

Aspen Insurance Holdings, Ltd.			5,011	232,410

Assurant, Inc.			81	6,991

AvalonBay Communities, Inc.(R)			320	57,725

Aviva PLC (United Kingdom)			20,600	110,710

AXA SA (France)			29,383	590,293

Baloise Holding AG (Switzerland)			35	3,903

Banc of California, Inc.			1,997	36,146

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)			3,422	90,683

Banco Santander SA (Spain)			128,029	498,469

Bank Hapoalim BM (Israel)			4,346	21,938

Bank of Montreal (Canada)			1,053	66,793

Bank of New York Mellon Corp. (The)			42,800	1,662,780

Bank of Nova Scotia (The) (Canada)			1,409	69,046

BNP Paribas SA/New York, NY (France)			17,677	794,722

BofI Holding, Inc.(NON)(S)			3,805	67,387

Brandywine Realty Trust(R)			3,510	58,968

Broadridge Financial Solutions, Inc.			6,170	402,284

Camden Property Trust(R)			6,000	530,520

Canadian Imperial Bank of Commerce (Canada)			777	58,361

Capital One Financial Corp.			1,221	77,546

Cardinal Financial Corp.			2,929	64,262

Cardtronics, Inc.(NON)			1,992	79,302

Care Capital Properties, Inc.(R)			239	6,264

CBL & Associates Properties, Inc.(R)			2,087	19,430

CBRE Group, Inc. Class A(NON)			49,600	1,313,408

Chesapeake Lodging Trust(R)			3,103	72,145

Chimera Investment Corp.(R)			29,655	465,584

Citigroup, Inc.			73,600	3,119,904

Citizens & Northern Corp.			1,861	37,629

CNO Financial Group, Inc.			3,844	67,116

CNP Assurances (France)			16,965	251,449

Colony Capital, Inc. Class A(R)			2,819	43,272

Communications Sales & Leasing, Inc.(R)			5,734	165,713

Community Healthcare Trust, Inc.(R)			2,546	53,822

Concordia Financial Group, Ltd. (Japan)(NON)			53,100	207,780

CoreLogic, Inc.(NON)			7,644	294,141

Customers Bancorp, Inc.(NON)			4,191	105,320

CYS Investments, Inc.(R)			2,936	24,574

Daiwa Securities Group, Inc. (Japan)			14,000	73,587

Dexus Property Group (Australia)(R)			9,567	64,609

Discover Financial Services			146	7,824

Duke Realty Corp.(R)			12,400	330,584

E*Trade Financial Corp.(NON)			53,095	1,247,202

East West Bancorp, Inc.			2,866	97,960

Employers Holdings, Inc.			4,874	141,443

Encore Capital Group, Inc.(NON)(S)			1,305	30,707

Endurance Specialty Holdings, Ltd.			144	9,671

Enterprise Financial Services Corp.			1,336	37,261

EPR Properties(R)			869	70,111

Equity Commonwealth(NON)(R)			274	7,982

Equity Lifestyle Properties, Inc.(R)			4,400	352,220

Essent Group, Ltd.(NON)			2,250	49,073

Everest Re Group, Ltd.			82	14,979

Farmers Capital Bank Corp.			1,389	37,989

FCB Financial Holdings, Inc. Class A(NON)			3,092	105,128

Federal Agricultural Mortgage Corp. Class C			1,389	48,365

Federated National Holding Co.			4,841	92,173

Fidelity Southern Corp.			4,233	66,331

Financial Institutions, Inc.			1,921	50,080

First BanCorp. (Puerto Rico)(NON)			28,546	113,328

First Community Bancshares, Inc.			1,901	42,658

First Industrial Realty Trust(R)			1,880	52,302

FirstMerit Corp.			2,360	47,837

Flagstar Bancorp, Inc.(NON)			1,995	48,698

Flushing Financial Corp.			1,994	39,641

Four Corners Property Trust, Inc.(R)			383	7,886

Franklin Financial Network, Inc.(NON)			1,559	48,890

Fukuoka Financial Group, Inc. (Japan)			34,000	111,824

General Growth Properties(R)			33,900	1,010,898

Genworth Financial, Inc. Class A(NON)			7,271	18,759

Goodman Group (Australia)(R)			79,301	422,723

GPT Group (Australia)(R)			16,416	66,407

Great Southern Bancorp, Inc.			1,771	65,474

Hanmi Financial Corp.			3,864	90,765

HCI Group, Inc.			973	26,543

Heartland Financial USA, Inc.			1,289	45,489

Heritage Insurance Holdings, Inc.			3,497	41,859

Hersha Hospitality Trust(R)			1,573	26,977

Horizon Bancorp			1,499	37,685

HSBC Holdings PLC (United Kingdom)			116,384	727,057

Iida Group Holdings Co., Ltd. (Japan)			3,000	61,105

Invesco Mortgage Capital, Inc.(R)			1,498	20,508

Investor AB Class B (Sweden)			21,703	726,030

Investors Real Estate Trust(R)(S)			4,189	27,103

Jones Lang LaSalle, Inc.			2,300	224,135

JPMorgan Chase & Co.			102,190	6,350,087

Kerry Properties, Ltd. (Hong Kong)			85,500	210,933

Lakeland Bancorp, Inc.			5,292	60,223

Lazard, Ltd. Class A			2,095	62,389

Legal & General Group PLC (United Kingdom)			17,014	44,100

Lend Lease Group (Australia)			26,207	248,533

Lexington Realty Trust(R)			8,316	84,075

Lincoln National Corp.			28,800	1,116,576

Link REIT (The) (Hong Kong)(R)			6,500	44,467

LTC Properties, Inc.(R)			2,066	106,874

Macquarie Group, Ltd. (Australia)			1,624	84,460

Maiden Holdings, Ltd. (Bermuda)			3,213	39,327

MainSource Financial Group, Inc.			2,879	63,482

Meta Financial Group, Inc.			1,096	55,852

MFA Financial, Inc.(R)			50,564	367,600

Mid-America Apartment Communities, Inc.(R)			4,700	500,080

Mitsubishi UFJ Financial Group, Inc. (Japan)			141,300	629,821

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			107,600	411,056

Mizuho Financial Group, Inc. (Japan)			455,300	651,844

Morgan Stanley			94,900	2,465,502

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			3,889	649,962

National Health Investors, Inc.(R)			2,221	166,775

Nelnet, Inc. Class A			2,228	77,423

New World Development Co., Ltd. (Hong Kong)			319,000	324,052

NN Group NV (Netherlands)			9,209	255,833

Nomura Real Estate Holdings, Inc. (Japan)			7,600	132,233

One Liberty Properties, Inc.(R)			1,958	46,698

Onex Corp. (Canada)			302	18,467

Oppenheimer Holdings, Inc. Class A			1,994	30,827

Opus Bank			1,770	59,826

ORIX Corp. (Japan)			38,600	492,901

Pacific Premier Bancorp, Inc.(NON)			1,884	45,216

PacWest Bancorp			797	31,705

Partners Group Holding AG (Switzerland)			257	110,200

PennyMac Financial Services, Inc. Class A(NON)			3,001	37,482

Peoples Bancorp, Inc.			1,794	39,091

Persimmon PLC (United Kingdom)			4,287	83,658

PNC Financial Services Group, Inc. (The)			782	63,647

Popular, Inc. (Puerto Rico)			17,671	517,760

ProAssurance Corp.			134	7,176

Prudential Financial, Inc.			40,800	2,910,672

Public Storage(R)			92	23,514

Raiffeisen Bank International AG (Austria)(NON)			5,001	62,944

Ramco-Gershenson Properties Trust(R)			2,358	46,240

Realogy Holdings Corp.(NON)			23,200	673,264

Regions Financial Corp.			85,800	730,158

Reinsurance Group of America, Inc.			4,018	389,706

RenaissanceRe Holdings, Ltd.			133	15,620

Republic Bancorp, Inc. Class A			1,207	33,349

Resona Holdings, Inc. (Japan)			116,100	422,920

Sekisui Chemical Co., Ltd. (Japan)			5,100	62,514

Select Income REIT(R)			1,534	39,869

Simon Property Group, Inc.(R)			2,700	585,630

SLM Corp.(NON)			2,225	13,751

Societe Generale SA (France)			12,224	386,313

STAG Industrial, Inc.(R)			2,119	50,453

Starwood Property Trust, Inc.(R)			32,755	678,684

Stockland (Units) (Australia)(R)			12,479	43,951

Sumitomo Mitsui Financial Group, Inc. (Japan)			24,400	699,555

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			44,000	142,397

Summit Hotel Properties, Inc.(R)			5,258	69,616

Sun Hung Kai Properties, Ltd. (Hong Kong)			6,000	72,288

Suruga Bank, Ltd. (Japan)			1,700	38,388

Swiss Life Holding AG (Switzerland)			1,559	360,149

Swiss Re AG (Switzerland)			10,151	887,464

Synchrony Financial(NON)			99,303	2,510,380

Talmer Bancorp, Inc. Class A			3,318	63,606

TCF Financial Corp.			5,938	75,116

Two Harbors Investment Corp.(R)			33,872	289,944

U.S. Bancorp			782	31,538

UBS Group AG (Switzerland)			5,604	72,508

United Community Banks, Inc.			1,972	36,068

United Insurance Holdings Corp.			6,870	112,531

Universal Health Realty Income Trust(R)			484	27,675

Validus Holdings, Ltd.			293	14,237

Voya Financial, Inc.			29,404	728,043

WageWorks, Inc.(NON)			805	48,147

Wells Fargo & Co.			38,491	1,821,779

Western Alliance Bancorp(NON)			2,788	91,028

Wharf Holdings, Ltd. (The) (Hong Kong)			11,000	67,297

Wheelock and Co., Ltd. (Hong Kong)			75,000	353,257

Woori Bank (South Korea)			8,338	69,315

XL Group PLC			1,511	50,331

Zions Bancorporation			2,141	53,803

				60,905,890
Health care (4.9%)

ACADIA Pharmaceuticals, Inc.(NON)			932	30,253

Actelion, Ltd. (Switzerland)			1,172	196,658

Akorn, Inc.(NON)			1,155	32,900

Albany Molecular Research, Inc.(NON)(S)			6,572	88,328

Alfresa Holdings Corp. (Japan)			6,000	124,952

AMAG Pharmaceuticals, Inc.(NON)(S)			3,211	76,807

AmerisourceBergen Corp.			40,387	3,203,497

Amgen, Inc.			31,600	4,807,940

AmSurg Corp.(NON)			454	35,203

ANI Pharmaceuticals, Inc.(NON)(S)			628	35,055

Anthem, Inc.			24,500	3,217,830

Applied Genetic Technologies Corp.(NON)			1,938	27,384

Aralez Pharmaceuticals, Inc. (Canada)(NON)(S)			11,011	36,336

Ardelyx, Inc.(NON)(S)			3,773	32,938

ARIAD Pharmaceuticals, Inc.(NON)			3,980	29,412

Astellas Pharma, Inc. (Japan)			32,800	513,297

AstraZeneca PLC (United Kingdom)			9,019	536,892

Bayer AG (Germany)			2,577	259,278

Bio-Rad Laboratories, Inc. Class A(NON)			57	8,152

Biospecifics Technologies Corp.(NON)			828	33,070

Bruker Corp.			11,300	256,962

C.R. Bard, Inc.			9,200	2,163,472

Cardinal Health, Inc.			19,851	1,548,577

Cardiome Pharma Corp. (Canada)(NON)			14,775	75,796

Centene Corp.(NON)			1,875	133,819

Charles River Laboratories International, Inc.(NON)			8,902	733,881

Chemed Corp.			1,507	205,419

Cochlear, Ltd. (Australia)			1,044	94,692

Conmed Corp.			1,530	73,027

DaVita HealthCare Partners, Inc.(NON)			513	39,665

Depomed, Inc.(NON)			1,204	23,622

DexCom, Inc.(NON)			1,042	82,662

Dynavax Technologies Corp.(NON)			2,714	39,570

Eagle Pharmaceuticals, Inc.(NON)(S)			540	20,947

Emergent BioSolutions, Inc.(NON)			2,501	70,328

Endo International PLC(NON)			6,040	94,164

Entellus Medical, Inc.(NON)			1,135	20,736

FivePrime Therapeutics, Inc.(NON)			911	37,670

Gilead Sciences, Inc.			52,600	4,387,892

GlaxoSmithKline PLC (United Kingdom)			61,765	1,327,842

Globus Medical, Inc. Class A(NON)(S)			1,894	45,134

Halozyme Therapeutics, Inc.(NON)(S)			1,978	17,070

Halyard Health, Inc.(NON)			3,030	98,536

HealthEquity, Inc.(NON)			1,894	57,549

HealthSouth Corp.			2,474	96,041

Hologic, Inc.(NON)			32,500	1,124,500

Horizon Pharma PLC(NON)			6,272	103,300

ICU Medical, Inc.(NON)			1,703	192,013

Immune Design Corp.(NON)			1,267	10,339

Impax Laboratories, Inc.(NON)			3,327	95,884

INC Research Holdings, Inc. Class A(NON)			1,084	41,333

Incyte Corp.(NON)			1,600	127,968

Inotek Pharmaceuticals Corp.(NON)			1,851	13,771

Insys Therapeutics, Inc.(NON)(S)			1,186	15,347

Integer Holdings Corp.(NON)			3,058	94,584

Integra LifeSciences Holdings Corp.(NON)			617	49,224

Jazz Pharmaceuticals PLC(NON)			2,084	294,490

Johnson & Johnson			69,174	8,390,806

Kindred Healthcare, Inc.			2,470	27,886

Lannett Co., Inc.(NON)			3,177	75,581

Ligand Pharmaceuticals, Inc.(NON)(S)			364	43,414

Lonza Group AG (Switzerland)			1,230	203,828

McKesson Corp.			10,230	1,909,430

Medicines Co. (The)(NON)			1,957	65,814

Medipal Holdings Corp. (Japan)			15,200	249,415

MEDNAX, Inc.(NON)			189	13,689

Merck & Co., Inc.			754	43,438

Merrimack Pharmaceuticals, Inc.(NON)(S)			4,570	24,632

MiMedx Group, Inc.(NON)(S)			5,651	45,095

Mitsubishi Tanabe Pharma Corp. (Japan)			6,100	109,413

Molina Healthcare, Inc.(NON)			282	14,072

Myriad Genetics, Inc.(NON)			802	24,541

Neurocrine Biosciences, Inc.(NON)			635	28,861

Novartis AG (Switzerland)			9,379	771,552

Novavax, Inc.(NON)			2,247	16,336

Novo Nordisk A/S Class B (Denmark)			5,084	273,403

Omega Healthcare Investors, Inc.(R)(S)			1,755	59,582

Ophthotech Corp.(NON)			1,025	52,306

OraSure Technologies, Inc.(NON)			6,716	39,692

Pacira Pharmaceuticals, Inc.(NON)			981	33,089

PerkinElmer, Inc.			339	17,770

Pfizer, Inc.			3,526	124,150

PharMerica Corp.(NON)			4,413	108,825

Portola Pharmaceuticals, Inc.(NON)			572	13,499

Prestige Brands Holdings, Inc.(NON)			1,220	67,588

Prothena Corp. PLC (Ireland)(NON)(S)			1,549	54,153

RadNet, Inc.(NON)			6,066	32,392

Repligen Corp.(NON)			1,351	36,963

Rigel Pharmaceuticals, Inc.(NON)			4,165	9,288

Roche Holding AG (Switzerland)			4,498	1,187,610

Rockwell Medical, Inc.(NON)			5,355	40,537

Sage Therapeutics, Inc.(NON)			469	14,131

Sanofi (France)			12,559	1,055,684

Select Medical Holdings Corp.(NON)(S)			6,432	69,916

Shire PLC (United Kingdom)			3,141	193,421

Spectranetics Corp. (The)(NON)			2,004	37,495

STERIS PLC (United Kingdom)			840	57,750

Sucampo Pharmaceuticals, Inc. Class A(NON)			3,305	36,256

Supernus Pharmaceuticals, Inc.(NON)			2,796	56,955

Surgical Care Affiliates, Inc.(NON)			2,689	128,185

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)			223	32,469

TESARO, Inc.(NON)(S)			1,615	135,741

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			6,464	324,687

Thermo Fisher Scientific, Inc.			616	91,020

Tokai Pharmaceuticals, Inc.(NON)			1,142	6,292

Triple-S Management Corp. Class B (Puerto Rico)(NON)			1,660	40,554

Ultragenyx Pharmaceutical, Inc.(NON)			449	21,961

uniQure NV (Netherlands)(NON)			1,240	9,139

VCA, Inc.(NON)			5,800	392,138

VWR Corp.(NON)			3,408	98,491

Waters Corp.(NON)			158	22,223

Zeltiq Aesthetics, Inc.(NON)(S)			2,057	56,218

Zoetis, Inc.			36,800	1,746,528

				46,069,912
Technology (5.8%)

A10 Networks, Inc.(NON)			4,276	27,666

Accenture PLC Class A			713	80,776

Adobe Systems, Inc.(NON)			32,700	3,132,333

Advanced Energy Industries, Inc.(NON)			4,850	184,106

Agilent Technologies, Inc.			38,800	1,721,168

Alphabet, Inc. Class A(NON)			6,371	4,482,190

Amadeus IT Holding SA Class A (Spain)			5,322	233,149

Ambarella, Inc.(NON)(S)			728	36,990

Amdocs, Ltd.			22,477	1,297,372

Apigee Corp.(NON)			3,736	45,654

Apple, Inc.			65,317	6,244,305

Applied Materials, Inc.			59,600	1,428,612

Arrow Electronics, Inc.(NON)			720	44,568

Aspen Technology, Inc.(NON)			1,203	48,409

AtoS SE (France)			4,601	384,315

AVG Technologies NV (Netherlands)(NON)			3,082	58,527

Blackbaud, Inc.			1,061	72,042

Brocade Communications Systems, Inc.			67,734	621,798

CACI International, Inc. Class A(NON)			471	42,583

Cavium, Inc.(NON)			933	36,014

CEVA, Inc.(NON)			3,185	86,536

Ciena Corp.(NON)			1,610	30,188

Cirrus Logic, Inc.(NON)			2,605	101,048

Cisco Systems, Inc.			33,499	961,086

Computer Sciences Corp.			32,931	1,635,024

Cornerstone OnDemand, Inc.(NON)			1,177	44,797

Cray, Inc.(NON)			362	10,831

CSG Systems International, Inc.			2,963	119,439

CSRA, Inc.			12,433	291,305

Cypress Semiconductor Corp.			11,430	120,587

DSP Group, Inc.(NON)			7,199	76,381

DST Systems, Inc.			318	37,025

eBay, Inc.(NON)			150,316	3,518,898

EnerSys			2,068	122,984

Fidelity National Information Services, Inc.			299	22,030

Fiserv, Inc.(NON)			509	55,344

Fleetmatics Group PLC (Ireland)(NON)			1,057	45,800

Fujitsu, Ltd. (Japan)			22,000	80,618

GenMark Diagnostics, Inc.(NON)			5,184	45,101

Genpact, Ltd.(NON)			377	10,119

Gentex Corp.			258	3,986

Gigamon, Inc.(NON)			718	26,846

GungHo Online Entertainment, Inc. (Japan)(S)			61,200	164,820

Hoya Corp. (Japan)			6,300	224,306

Imprivata, Inc.(NON)			3,742	52,388

Infineon Technologies AG (Germany)			423	6,079

Infinera Corp.(NON)			4,542	51,234

Ingram Micro, Inc. Class A			414	14,399

Integrated Device Technology, Inc.(NON)			2,622	52,781

Intersil Corp. Class A			3,886	52,616

Intuit, Inc.			8,500	948,685

Ixia(NON)			4,943	48,540

j2 Global, Inc.			2,044	129,119

L-3 Communications Holdings, Inc.			19,500	2,860,455

Lattice Semiconductor Corp.(NON)			16,887	90,345

Leidos Holdings, Inc.			24,704	1,182,580

Maxim Integrated Products, Inc.			40,902	1,459,792

Mellanox Technologies, Ltd. (Israel)(NON)			2,700	129,492

Mentor Graphics Corp.			5,166	109,829

Microsemi Corp.(NON)			1,263	41,275

Microsoft Corp.			165,081	8,447,195

Mixi, Inc. (Japan)			3,500	143,334

MKS Instruments, Inc.			2,233	96,153

MobileIron, Inc.(NON)			10,365	31,613

Monolithic Power Systems, Inc.			824	56,296

Motorola Solutions, Inc.			13,300	877,401

MTS Systems Corp.			485	21,262

NCR Corp.(NON)			19,532	542,404

NEC Corp. (Japan)			15,000	34,800

Netscout Systems, Inc.(NON)			439	9,768

Nexon Co., Ltd. (Japan)			12,900	189,508

Nuance Communications, Inc.(NON)			27,500	429,825

NVIDIA Corp.			70,100	3,295,401

ON Semiconductor Corp.(NON)			8,952	78,957

Oracle Corp Japan (Japan)			1,300	69,190

Otsuka Corp. (Japan)			900	41,817

Paychex, Inc.			1,278	76,041

Paycom Software, Inc.(NON)			857	37,031

Perficient, Inc.(NON)			2,949	59,894

Plantronics, Inc.			1,720	75,680

Plexus Corp.(NON)			2,328	100,570

Power Integrations, Inc.			857	42,910

Proofpoint, Inc.(NON)(S)			1,293	81,575

PROS Holdings, Inc.(NON)			3,380	58,913

QAD, Inc. Class A			2,349	45,265

Red Hat, Inc.(NON)			14,100	1,023,660

Rovi Corp.(NON)			2,448	38,287

Samsung Electronics Co., Ltd. (South Korea)			462	575,125

Sanmina Corp.(NON)			2,174	58,285

Seiko Epson Corp. (Japan)			3,600	57,529

Semtech Corp.(NON)			670	15,986

Sensata Technologies Holding NV(NON)			2,974	103,763

Silicon Laboratories, Inc.(NON)			470	22,908

Skyworks Solutions, Inc.			793	50,181

SoftBank Corp. (Japan)			2,900	164,067

Synaptics, Inc.(NON)			681	36,604

Synchronoss Technologies, Inc.(NON)			844	26,890

SYNNEX Corp.			968	91,786

Synopsys, Inc.(NON)			372	20,118

TDK Corp. (Japan)			2,300	128,158

Tessera Technologies, Inc.			2,860	87,630

Tower Semiconductor, Ltd. (Israel)(NON)(S)			10,853	134,794

Tyler Technologies, Inc.(NON)			737	122,865

Ultimate Software Group, Inc.(NON)			232	48,787

Veeva Systems, Inc. Class A(NON)(S)			1,789	61,041

VeriFone Systems, Inc.(NON)			1,425	26,420

Verint Systems, Inc.(NON)			1,095	36,277

Web.com Group, Inc.(NON)			5,143	93,500

Woodward, Inc.			2,542	146,521

Xerox Corp.			161,800	1,535,482

Xilinx, Inc.			375	17,299

Yahoo Japan Corp. (Japan)			12,400	54,608

Zendesk, Inc.(NON)			1,316	34,716

				55,043,375
Transportation (1.0%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)			7,386	40,623

ANA Holdings, Inc. (Japan)			100,000	283,730

AP Moeller - Maersk A/S (Denmark)			196	258,425

Aurizon Holdings, Ltd. (Australia)			37,819	136,995

Central Japan Railway Co. (Japan)			4,500	796,484

CH Robinson Worldwide, Inc.			1,700	126,225

Delta Air Lines, Inc.			76,000	2,768,680

Deutsche Post AG (Germany)			23,679	661,084

DHT Holdings, Inc. (Bermuda)			8,692	43,721

easyJet PLC (United Kingdom)			2,480	36,025

Japan Airlines Co., Ltd. (Japan)			2,700	86,661

Matson, Inc.			1,414	45,658

Qantas Airways, Ltd. (Australia)			70,519	148,686

Royal Mail PLC (United Kingdom)			49,524	335,736

Ryanair Holdings PLC ADR (Ireland)			2,321	161,402

Saia, Inc.(NON)			2,055	51,663

Scorpio Tankers, Inc.			6,372	26,762

Singapore Airlines, Ltd. (Singapore)			4,300	34,104

United Parcel Service, Inc. Class B(S)			28,417	3,061,079

Wabtec Corp.			840	58,993

Yangzijiang Shipbuilding Holdings, Ltd. (China)			719,300	484,624

				9,647,360
Utilities and power (1.5%)

American Electric Power Co., Inc.			9,343	654,851

American Water Works Co., Inc.			224	18,930

Centrica PLC (United Kingdom)			28,514	86,086

Chubu Electric Power Co., Inc. (Japan)			8,400	119,607

CLP Holdings, Ltd. (Hong Kong)			50,000	511,183

Dynegy, Inc.(NON)			3,822	65,891

E.ON SE (Germany)			50,740	507,635

Edison International			17,900	1,390,293

Endesa SA (Spain)			19,838	398,991

Enel SpA (Italy)			78,113	347,407

ENI SpA (Italy)			3,728	60,187

Entergy Corp.			45,600	3,709,560

Iberdrola SA (Spain)			126,916	857,264

Korea Electric Power Corp. (South Korea)			500	26,387

NiSource, Inc.			21,400	567,528

PG&E Corp.			873	55,802

PPL Corp.			52,800	1,993,200

RWE AG (Germany)(NON)			11,655	184,177

Southern Co. (The)			1,659	88,972

Toho Gas Co., Ltd. (Japan)			38,000	309,165

Tohoku Electric Power Co., Inc. (Japan)			4,900	61,449

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)			15,100	63,675

Tokyo Gas Co., Ltd. (Japan)			28,000	114,946

UGI Corp.			39,950	1,807,738

Vectren Corp.			3,500	184,345

				14,185,269

Total common stocks (cost $319,207,711)				$341,723,359

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (31.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (8.8%)

Government National Mortgage Association Pass-Through Certificates
4s, with due dates from March 15, 2046 to March 20, 2046			$994,860	$1,094,930
3 1/2s, TBA, August 1, 2046			26,000,000	27,552,892
3 1/2s, TBA, July 1, 2046			51,000,000	54,119,704

				82,767,526
U.S. Government Agency Mortgage Obligations (22.6%)

Federal National Mortgage Association Pass-Through Certificates
7s, March 1, 2018			25,297	26,319
6s, TBA, July 1, 2046			18,000,000	20,587,500
4 1/2s, TBA, July 1, 2046			1,000,000	1,091,719
4s, TBA, August 1, 2046			50,000,000	53,566,405
4s, TBA, July 1, 2046			50,000,000	53,609,375
3 1/2s, TBA, July 1, 2046			1,000,000	1,054,922
3s, June 1, 2046			1,000,000	1,044,531
3s, TBA, August 1, 2046			16,000,000	16,571,875
3s, TBA, July 1, 2046			35,000,000	36,315,234
3s, TBA, July 1, 2031			27,000,000	28,305,704

				212,173,584

Total U.S. government and agency mortgage obligations (cost $293,213,309)				$294,941,110

U.S. TREASURY OBLIGATIONS (-%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, February 15, 2041(i)			$88,470	$117,461

Total U.S. treasury obligations (cost $117,461)				$117,461

CORPORATE BONDS AND NOTES (21.7%)(a)
			Principal amount	Value

Basic materials (1.3%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$100,000	$99,850

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			290,000	298,443

Agrium, Inc. sr. unsec. unsub. notes 5 1/4s, 2045 (Canada)			120,000	128,720

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			89,000	104,798

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			35,000	34,781

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			413,000	441,518

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			100,000	104,750

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			90,000	104,175

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			108,000	110,160

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			150,000	163,125

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			67,000	74,873

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			122,000	129,473

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			200,000	194,000

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			29,000	27,504

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			35,000	34,091

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			76,000	87,688

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7s, 2025			25,000	20,969

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			40,000	34,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			130,000	121,225

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021			30,000	30,000

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			140,000	139,150

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3 1/2s, 2024			765,000	812,021

E.I. du Pont de Nemours & Co. sr. unsec. notes 3 5/8s, 2021			315,000	337,862

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025			230,000	243,586

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			149,000	120,318

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			75,000	73,523

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			90,000	86,850

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55s, 2022 (Indonesia)			10,000	8,800

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023			185,000	206,738

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			755,000	705,925

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			511,000	452,235

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			522,000	490,680

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			107,000	112,072

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2024			45,000	46,800

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			110,000	92,125

Huntsman International, LLC company guaranty sr. unsec. notes 5 1/8s, 2022			20,000	19,800

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			79,000	79,395

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			130,000	126,750

Joseph T Ryerson & Son, Inc. 144A sr. notes 11s, 2022			85,000	87,975

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2023			105,000	111,825

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			62,000	64,093

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			245,000	291,847

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			190,000	185,432

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			55,000	55,000

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			300,000	248,966

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			33,000	32,124

Monsanto Company sr. unsec. sub. notes 5 1/2s, 2025			640,000	741,706

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			30,000	30,600

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)			20,000	19,500

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			135,000	138,038

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			170,000	177,225

Novelis, Inc. company guaranty sr. unsec. notes 8 3/8s, 2017			25,000	25,563

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			225,000	244,990

Pactiv LLC sr. unsec. unsub. bonds 8 3/8s, 2027			10,000	10,500

PQ Corp. 144A company guaranty sr. notes 6 3/4s, 2022			25,000	26,063

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 9s, 2019 (Australia)			277,000	332,825

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			50,000	53,000

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020			37,000	42,088

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			40,000	41,400

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2024			20,000	20,525

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022			20,000	20,575

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			15,000	15,619

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			45,000	52,481

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			147,000	154,350

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			60,000	61,350

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			4,000	4,080

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			10,000	10,238

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8 1/2s, 2024 (Canada)			15,000	15,450

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021 (Canada)			20,000	20,600

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021			140,000	98,350

U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2024			100,000	100,000

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023			200,000	197,500

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			10,000	10,463

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			85,000	89,038

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023			77,000	67,760

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.2s, 2030			575,000	771,886

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95s, 2031			175,000	233,535

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			135,000	143,020

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			260,000	343,980

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			145,000	148,625

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			30,000	30,825

Zekelman Industries, Inc. 144A company guaranty sr. notes 9 7/8s, 2023			80,000	80,800

				12,150,583
Capital goods (0.9%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			228,000	230,280

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			72,000	79,920

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024			65,000	63,700

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022			75,000	75,000

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2024 (Ireland)			200,000	204,500

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			40,000	40,750

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			80,000	80,600

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			25,000	24,188

Berry Plastics Corp. company guaranty notes 6s, 2022			25,000	25,844

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			24,000	24,570

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			85,000	85,000

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			190,000	211,803

Bombardier, Inc. 144A sr. unsec. unsub. notes 4 3/4s, 2019 (Canada)			95,000	90,725

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			140,000	152,600

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			525,000	558,148

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026			35,000	38,500

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			570,000	585,391

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023			565,000	598,900

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)			40,000	41,900

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			115,000	100,625

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			260,000	274,656

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			160,000	163,669

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			255,000	332,920

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			150,000	168,500

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			345,000	338,100

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)			326,000	444,143

Manitowoc Foodservice, Inc. 144A sr. unsec. notes 9 1/2s, 2024			185,000	206,738

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			120,000	111,300

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035			178,000	201,343

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025			190,000	207,124

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			110,000	111,375

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025			165,000	169,538

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			50,000	51,500

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			195,000	237,805

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			100,000	103,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.127s, 2021			345,000	345,863

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7s, 2024			95,000	97,803

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			209,000	216,838

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5s, 2026			40,000	40,575

Terex Corp. company guaranty sr. unsec. notes 6s, 2021			88,000	88,110

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8 3/4s, 2023			125,000	122,500

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			54,000	57,240

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024			93,000	94,337

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6 3/8s, 2026			65,000	64,838

United Technologies Corp. sr. unsec. unsub. notes 5 3/8s, 2017			437,000	465,249

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			175,000	177,406

				8,205,664
Communication services (1.9%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			205,000	205,229

American Tower Corp. sr. unsec. notes 4s, 2025(R)			735,000	781,648

AT&T, Inc. sr. unsec. unsub. notes 5.8s, 2019			360,000	399,008

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046			567,000	581,103

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			568,000	581,011

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			525,000	527,158

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			27,000	28,519

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			30,000	30,765

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			37,000	39,613

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 5/8s, 2022			34,000	35,870

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			53,000	54,193

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5 1/2s, 2026			50,000	50,750

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			130,000	134,875

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5 3/4s, 2026			20,000	20,600

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2023			65,000	65,366

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			50,000	49,125

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			13,000	13,488

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			113,000	107,350

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			75,000	71,438

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484s, 2045			1,118,000	1,334,915

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908s, 2025			337,000	368,443

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			525,000	540,397

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			539,000	775,273

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			82,000	112,255

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037			300,000	412,793

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			190,000	213,191

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			54,000	59,265

Crown Castle International Corp. sr. unsec. unsub. bonds 3.7s, 2026(R)			455,000	468,271

Crown Castle Towers, LLC 144A company guaranty sr. notes 6.113s, 2020			410,000	454,540

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			115,000	125,365

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			37,000	33,670

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			146,000	148,920

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8 3/4s, 2030 (Netherlands)			163,000	245,460

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			75,000	69,750

Frontier Communications Corp. sr. unsec. notes 11s, 2025			85,000	87,975

Frontier Communications Corp. sr. unsec. notes 10 1/2s, 2022			100,000	105,813

Frontier Communications Corp. sr. unsec. notes 8 7/8s, 2020			25,000	26,688

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			5,000	4,714

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			14,000	12,425

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			37,000	25,530

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)			53,000	35,775

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			13,000	3,185

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)			14,000	3,465

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			135,000	186,725

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			20,000	20,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			50,000	52,100

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			60,000	60,225

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			60,000	60,600

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			201,000	221,745

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			19,000	19,285

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			55,000	58,669

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			410,000	433,773

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028			92,000	72,220

Sprint Communications, Inc. sr. unsec. notes 7s, 2020			27,000	23,996

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			104,000	110,760

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023			195,000	159,413

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021			214,000	182,435

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023			197,000	209,313

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025			335,000	350,075

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			60,000	62,700

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023			20,000	20,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			2,000	2,113

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			20,000	21,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			17,000	17,276

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			93,000	97,534

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			365,000	508,030

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			300,000	299,250

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			300,000	332,114

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020			397,000	410,841

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			33,000	42,121

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048			2,321,000	2,416,857

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			775,000	799,139

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			165,000	207,211

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			129,000	133,515

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			909,000	907,647

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022			110,000	102,300

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			105,000	108,675

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021			35,000	32,988

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023			144,000	120,960

				18,309,742
Conglomerates (0.1%)

General Electric Capital Corp. company guaranty sr. unsec. notes 6 3/4s, 2032			344,000	482,787

General Electric Co. jr. unsec. sub. FRB Ser. D, 5s, perpetual maturity			231,000	245,149

				727,936
Consumer cyclicals (2.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024			300,000	391,782

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			1,048,000	1,530,845

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			517,000	518,833

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			33,000	33,165

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025			40,000	39,800

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023			80,000	82,400

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			120,000	105,300

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			722,000	789,160

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044			289,000	254,634

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			54,000	49,680

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			52,000	21,320

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			40,000	42,600

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6 3/8s, 2026			30,000	31,350

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			88,000	87,780

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			125,000	119,531

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			105,000	111,563

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024			25,000	25,750

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			310,000	439,498

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			37,000	38,388

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			40,000	40,982

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			40,000	40,700

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023			17,000	16,830

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020			74,000	70,300

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			190,000	190,000

Daimler Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 2 3/8s, 2018			972,000	993,581

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023			445,000	461,985

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			20,000	21,250

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020			15,000	15,450

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7s, 2023			70,000	72,625

Entercom Radio, LLC company guaranty sr. unsec. notes 10 1/2s, 2019			59,000	62,245

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			350,000	391,499

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026			595,000	617,995

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			95,000	117,680

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			245,000	373,851

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			575,000	770,997

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			140,000	196,335

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8 1/8s, 2020			865,000	1,029,925

General Motors Co. sr. unsec. notes 6 1/4s, 2043			15,000	16,663

General Motors Co. sr. unsec. notes 5.2s, 2045			10,000	9,907

General Motors Co. sr. unsec. unsub. notes 6 3/4s, 2046			475,000	563,438

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			80,000	81,658

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017			163,000	165,362

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			200,000	205,197

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			95,000	96,122

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022			675,000	674,523

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			37,000	20,581

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020			57,000	59,066

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2026			40,000	41,200

Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5s, 2026			30,000	30,563

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			63,000	65,678

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	70,000	55,265

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)			$360,000	413,249

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			60,000	60,150

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			105,000	141,139

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95s, 2041			300,000	413,975

Home Depot, Inc. (The) sr. unsec. unsub. notes 2 5/8s, 2022			475,000	497,106

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			147,000	166,605

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			658,000	723,395

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			345,000	347,588

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85s, 2026			675,000	734,112

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			80,000	80,916

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			54,000	40,500

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			52,000	53,950

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			25,000	25,867

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			135,000	126,900

JC Penney Corp, Inc. 144A company guaranty sr. notes 5 7/8s, 2023			25,000	25,156

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			45,000	39,375

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			105,000	100,538

Johnson Controls, Inc. sr. unsec. unsub. notes 4.95s, 2064			405,000	403,737

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			45,000	50,738

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			23,000	24,725

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			27,000	28,080

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			40,000	41,400

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025			10,000	10,488

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			185,000	194,713

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019			25,000	25,948

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			125,000	127,031

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2021			55,000	57,200

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			50,000	50,250

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			117,000	128,571

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			60,000	62,250

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			80,000	76,800

MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			40,000	42,300

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			50,000	54,625

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			15,000	15,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			65,000	72,995

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			45,000	48,600

Mustang Merger Corp. 144A sr. unsec. notes 8 1/2s, 2021			20,000	20,900

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			69,000	48,473

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			40,000	36,200

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)			150,000	114,000

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			65,000	67,275

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021			125,000	129,688

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85s, 2023			90,000	96,855

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55s, 2026			310,000	325,029

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.6s, 2026			885,000	932,109

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025			40,000	41,200

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024			52,000	53,430

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021			74,000	75,295

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2026			55,000	52,250

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			53,000	53,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			45,000	43,425

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025			570,000	603,822

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			105,000	118,913

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026			205,000	210,125

QVC, Inc. company guaranty sr. notes 4.85s, 2024			120,000	124,219

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023			166,000	167,245

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022			95,000	97,138

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			45,000	46,125

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			63,000	65,284

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026			355,000	398,435

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			55,000	56,238

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			320,000	260,000

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			15,000	9,488

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			45,000	45,225

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			40,000	42,000

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			119,000	122,570

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			45,000	46,013

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			58,000	59,958

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			90,000	92,813

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5 3/4s, 2025			35,000	36,444

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022			3,000	3,180

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020			3,000	3,131

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			30,000	31,650

Standard Industries, Inc. 144A sr. unsec. notes 5 3/8s, 2024			120,000	122,100

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 1/8s, 2021			10,000	10,275

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			48,000	47,520

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			20,000	19,950

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			38,000	37,098

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			145,000	148,625

Tempur Sealy International, Inc. 144A company guaranty sr. unsec. unsub. bonds 5 1/2s, 2026			50,000	49,125

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			355,000	354,955

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95s, 2026			1,115,000	1,123,409

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			25,000	24,719

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55s, 2018			525,000	530,046

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 2s, 2018			486,000	495,441

Tribune Media Co. company guaranty sr. unsec. notes 5 7/8s, 2022			50,000	49,750

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			14,000	14,105

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5 1/8s, 2025			80,000	79,100

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			48,000	50,160

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			70,000	74,728

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			198,000	286,958

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			120,000	150,356

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s, 2040			655,000	804,977

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			120,000	127,806

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			50,000	58,169

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			15,000	15,113

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5 5/8s, 2021			330,000	368,427

				27,561,611
Consumer staples (2.0%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)			110,000	114,091

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			215,000	218,225

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4s, 2024			128,000	143,195

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			1,045,000	1,094,733

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.9s, 2046			1,602,000	1,877,291

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65s, 2026			613,000	656,674

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65s, 2021			780,000	808,872

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1 1/4s, 2018			191,000	191,185

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			530,000	844,686

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2 1/2s, 2022			500,000	508,680

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			200,000	200,500

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			50,000	49,250

BlueLine Rental Finance Corp. 144A notes 7s, 2019			128,000	110,080

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			10,000	11,693

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			315,000	330,688

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022			85,000	82,238

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			155,000	154,225

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			340,000	366,205

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			156,000	176,323

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			45,000	45,281

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			50,000	55,875

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			84,000	84,630

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			13,000	13,374

CVS Health Corp. sr. unsec. notes 4 3/4s, 2022			482,000	550,547

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			525,000	537,039

CVS Pass-Through Trust sr. notes 6.036s, 2028			50,258	56,755

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			252,069	253,282

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			50,000	51,563

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			770,000	773,249

Diageo Investment Corp. company guaranty sr. unsec. notes 8s, 2022			135,000	178,559

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			385,000	406,773

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			300,000	408,712

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			363,000	440,113

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			139,000	149,416

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			140,000	144,900

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			30,000	31,050

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			17,000	17,595

Kellogg Co. sr. unsec. unsub. notes 3 1/4s, 2026			850,000	873,735

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5 1/4s, 2026			80,000	82,000

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5s, 2024			80,000	81,400

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039			375,000	512,061

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2040			350,000	460,993

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.9s, 2038			655,000	912,043

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			12,000	12,120

McDonald's Corp. sr. unsec. unsub. notes 6.3s, 2037			300,000	397,231

McDonald's Corp. sr. unsec. unsub. notes 5.7s, 2039			270,000	335,490

Newell Brands, Inc. sr. unsec. unsub. notes 4.2s, 2026			1,125,000	1,219,557

PepsiCo, Inc. sr. unsec. unsub. notes 7.9s, 2018			82,000	94,842

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044			405,000	450,019

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			521,000	523,395

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			30,000	29,925

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			42,000	42,315

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			67,000	64,655

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			105,000	112,088

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			15,000	8,025

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45s, 2026			55,000	56,460

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.3s, 2021			400,000	419,342

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022			65,000	69,550

				18,894,793
Energy (1.8%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			125,000	144,014

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95s, 2019			185,000	205,008

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55s, 2026			160,000	177,019

Antero Resources Corp. company guaranty sr. unsec. notes 5 5/8s, 2023			25,000	24,250

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			27,000	25,920

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			43,000	42,033

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			45,000	47,034

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			192,000	196,686

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022			127,000	112,395

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)			28,000	22,540

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)			8,000	6,696

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119s, 2026 (United Kingdom)			445,000	452,823

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)			325,000	332,571

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			525,000	527,969

California Resources Corp. 144A company guaranty notes 8s, 2022			120,000	85,200

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,045,000	1,075,045

Cenovus Energy, Inc. sr. unsec. bonds 6 3/4s, 2039 (Canada)			10,000	10,501

Cenovus Energy, Inc. sr. unsec. bonds 4.45s, 2042 (Canada)			40,000	31,830

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			80,000	67,800

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			517,000	517,854

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023			54,000	54,135

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			24,000	24,120

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05s, 2017			525,000	521,761

Continental Resources, Inc. company guaranty sr. unsec. notes 3.8s, 2024			25,000	21,813

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5s, 2022			75,000	73,313

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			65,000	60,613

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			180,000	172,477

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			25,000	17,250

Denbury Resources, Inc. 144A company guaranty notes 9s, 2021			119,000	119,000

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7 7/8s, 2031			90,000	104,731

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			30,000	18,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020			172,000	121,690

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024			50,000	48,024

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020			10,000	2,250

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			114,000	22,800

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			60,000	56,700

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			195,000	223,927

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			40,000	47,658

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (In default)(NON)			13,000	5,200

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			135,000	135,338

Lightstream Resources, Ltd. sr. unsec. notes Ser. REGS, 8 5/8s, 2020 (Canada) (In default)(NON)			30,000	2,100

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada) (In default)(NON)			49,000	3,430

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020 (In default)(NON)			240,000	82,200

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)			59,000	3

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			200,000	202,000

Marathon Oil Corp. sr. unsec. unsub. notes 3.85s, 2025			45,000	41,343

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			125,000	132,744

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7s, 2024 (Canada)			55,000	42,350

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			50,000	38,750

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2017 (In default)(NON)			130,000	45,825

Motiva Enterprises, LLC 144A sr. unsec. notes 5 3/4s, 2020			515,000	562,413

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022			90,000	90,675

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			35,000	34,038

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05s, 2041			285,000	173,850

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			25,000	22,625

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			95,000	87,756

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	203,325

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			2,832,000	2,509,860

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			558,000	502,898

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			633,333	443,333

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			270,000	94,149

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5 5/8s, 2046 (Mexico)			270,000	246,105

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			150,000	150,750

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			900,000	950,351

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			150,000	152,070

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			1,005,000	967,212

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			525,000	532,685

Range Resources Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			80,000	78,200

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2023			30,000	26,100

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			15,000	13,200

Sabine Pass Liquefaction, LLC 144A sr. notes 5 7/8s, 2026			80,000	80,300

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020			20,000	20,813

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)			113,000	2,260

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020 (In default)(NON)			75,000	30,750

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)			35,000	35,350

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)			62,000	64,248

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022 (In default)(NON)			15,000	900

Seventy Seven Operating, LLC company guaranty sr. unsec. unsub. notes 6 5/8s, 2019 (In default)(NON)			54,000	27,000

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			564,000	581,607

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2 1/8s, 2020 (Netherlands)			140,000	142,595

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			23,000	21,563

SM Energy Co. sr. unsec. sub. notes 5s, 2024			50,000	42,750

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			80,000	74,000

SM Energy Co. sr. unsec. unsub. notes 6 1/8s, 2022			90,000	82,688

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			170,000	203,616

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada) (In default)(NON)			14,000	3,570

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			517,000	519,687

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			25,000	5,750

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021			25,000	19,313

Western Gas Partners LP sr. unsec. unsub. notes 4.65s, 2026			30,000	29,939

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			24,000	21,720

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5s, 2019			80,000	73,600

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024			260,000	238,810

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 7/8s, 2021			15,000	16,125

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 3/4s, 2031			4,000	4,040

Williams Cos., Inc. (The) sr. unsec. unsub. notes 3.7s, 2023			50,000	44,250

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024			75,000	70,594

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			17,000	17,440

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023			75,000	72,375

WPX Energy, Inc. sr. unsec. notes 7 1/2s, 2020			40,000	39,925

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			212,000	197,160

				17,173,066
Financials (6.9%)

ABN Amro Bank NV 144A sr. unsec. notes 2.45s, 2020 (Netherlands)			605,000	619,190

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039			135,000	190,001

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022			85,000	87,069

Air Lease Corp. sr. unsec. unsub. notes 3 3/8s, 2021			1,060,000	1,086,468

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			50,000	47,875

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031			110,000	127,325

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			24,000	27,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			44,000	49,060

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			460,000	461,150

Ally Financial, Inc. unsec. sub. notes 8s, 2018			30,000	32,775

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			150,000	141,568

American Express Co. sr. unsec. bonds 8 1/8s, 2019			515,000	603,707

American Express Co. sr. unsec. notes 7s, 2018			396,000	432,563

American Express Co. sr. unsec. notes 6.15s, 2017			694,000	732,382

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			231,000	290,352

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6 3/4s, perpetual maturity (United Kingdom)			200,000	206,476

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)			310,000	322,075

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity (France)			255,000	267,164

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			200,000	199,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			390,000	390,647

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			303,000	307,545

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			25,000	26,625

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			827,000	832,287

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.7s, 2017			340,000	341,273

Bank of America Corp. unsec. sub. FRN 1.413s, 2026			100,000	85,309

Bank of America Corp. unsec. sub. notes 6.11s, 2037			870,000	1,031,592

Bank of America, NA unsec. sub. notes Ser. BKNT, 5.3s, 2017			750,000	770,225

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			517,000	520,778

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			445,000	448,880

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35s, 2020 (Canada)			780,000	795,824

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05s, 2018 (Canada)			509,000	517,192

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			525,000	526,663

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.2s, 2017 (Japan)			450,000	449,775

Barclays Bank PLC unsec. sub. notes 7 5/8s, 2022 (United Kingdom)			200,000	215,250

Barclays Bank PLC 144A unsec. sub. notes 10.179s, 2021 (United Kingdom)			554,000	698,329

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)			221,000	195,585

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			55,000	54,863

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			46,000	50,144

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.3s, 2043			151,000	166,553

BGC Partners, Inc. 144A sr. unsec. notes 5 1/8s, 2021			235,000	237,607

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			678,000	681,395

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			190,000	192,754

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			265,000	284,229

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			200,000	209,487

Camden Property Trust sr. unsec. unsub. notes 4 7/8s, 2023(R)			140,000	157,116

Cantor Fitzgerald LP 144A unsec. bonds 7 7/8s, 2019			285,000	319,853

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			405,000	427,527

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025			130,000	133,645

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			132,000	137,459

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			43,000	44,517

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026			228,000	233,103

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019			24,000	24,120

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			27,000	27,338

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			37,000	38,573

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022			170,000	172,975

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019			44,000	46,035

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			416,000	406,640

Citigroup, Inc. jr. unsec. sub. FRN 5 7/8s, perpetual maturity			65,000	62,400

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2025			340,000	381,120

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			170,000	175,100

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			35,000	36,225

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			625,000	729,488

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1 5/8s, 2018			325,000	327,257

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			718,000	718,563

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			470,000	476,076

Credit Acceptance Corp. company guaranty sr. unsec. notes 7 3/8s, 2023			30,000	28,800

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021			162,000	154,305

Credit Agricole SA 144A unsec. sub. notes 4 3/8s, 2025 (France)			200,000	201,766

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)			225,000	212,063

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			125,000	150,955

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			621,000	647,926

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			65,000	39,000

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			207,000	224,922

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			45,000	47,475

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			55,000	55,688

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)			280,000	296,296

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2025(R)			90,000	87,638

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			190,000	192,138

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			93,000	86,490

Five Corners Funding Trust 144A sr. unsec. bonds 4.419s, 2023			345,000	374,210

GE Capital International Funding Co. Unlimited Co. 144A company guaranty sr. unsec. notes 4.418s, 2035 (Ireland)			1,185,000	1,329,079

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066			312,000	102,960

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7 1/2s, 2019			1,105,000	1,263,727

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55s, 2019			615,000	629,240

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			319,000	323,287

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			160,000	181,747

HCP, Inc. sr. unsec. notes 4 1/4s, 2023(R)			335,000	347,668

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			225,000	226,377

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			35,000	35,186

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5 5/8s, 2035 (United Kingdom)			250,000	288,317

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (Jersey)			125,000	179,813

HSBC Finance Corp. unsec. sub. notes 6.676s, 2021			1,045,000	1,170,927

HSBC USA, Inc. sr. unsec. unsub. notes 3 1/2s, 2024			155,000	159,224

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)			10,000	9,600

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			77,000	73,920

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			105,000	103,688

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			57,000	53,730

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,365,000	1,499,549

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019			20,000	21,425

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			44,000	47,410

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71s, 2026 (Italy)			235,000	222,807

iStar, Inc. sr. unsec. notes 5s, 2019(R)			5,000	4,663

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.3s, perpetual maturity			319,000	317,804

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity			136,000	138,720

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			523,000	527,873

JPMorgan Chase & Co. unsec. sub. notes 4 1/8s, 2026			515,000	545,651

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			618,000	628,072

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5 1/8s, 2044			250,000	252,629

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			525,000	613,835

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			390,000	425,100

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697s, 2097			135,000	172,376

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			795,000	777,113

Lloyds Banking Group PLC unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			425,000	431,155

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			110,000	118,250

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045 (United Kingdom)			639,000	658,448

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s, 2020 (Australia)			410,000	420,292

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			385,000	459,113

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021			210,000	234,501

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			370,000	397,913

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85s, 2026 (Japan)			425,000	463,669

Morgan Stanley sr. unsec. unsub. bonds 4 3/4s, 2017			620,000	635,376

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2024(R)			40,000	42,600

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)			115,000	119,888

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)			45,000	46,463

National Australia Bank, Ltd. 144A sr. unsec. FRN 1.347s, 2019 (Australia)			1,200,000	1,192,926

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			525,000	535,075

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020			90,000	84,375

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			50,000	42,750

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			101,000	105,419

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			290,000	245,050

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019			10,000	6,800

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7s, 2033			1,129,000	1,308,995

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			45,000	43,875

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			45,000	43,650

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			745,000	746,930

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			14,000	13,720

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			50,000	44,438

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			525,000	525,449

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022			267,000	294,183

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			275,000	252,313

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			57,000	54,221

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038			320,000	352,000

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043			141,000	146,288

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044			157,000	153,075

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			120,000	132,031

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			525,000	535,311

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65s, 2026 (Canada)			440,000	470,778

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			595,000	544,425

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			560,000	546,058

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			505,000	516,667

Santander Issuances SAU company guaranty unsec. sub. notes 5.179s, 2025 (Spain)			400,000	398,136

Santander UK Group Holdings PLC 144A unsec. sub. notes 4 3/4s, 2025 (United Kingdom)			430,000	427,703

Santander UK PLC sr. unsec. unsub. bonds 1 3/8s, 2017 (United Kingdom)			564,000	562,623

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			525,000	534,915

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95s, 2017 (Russia)			300,000	305,233

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			50,000	50,882

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			50,000	50,392

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			155,000	165,913

Simon Property Group LP sr. unsec. unsub. notes 2.2s, 2019(R)			555,000	567,203

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			476,000	478,036

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8 1/4s, 2020			195,000	195,488

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			25,000	24,063

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020			173,000	161,971

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019			15,000	13,969

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			345,000	418,400

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			395,000	425,048

Standard Chartered PLC 144A jr. unsec. sub. FRB 7.014s, perpetual maturity (United Kingdom)			200,000	202,000

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			272,000	275,453

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			435,000	459,537

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			480,000	484,800

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018			17,000	13,600

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7 3/4s, 2026			190,000	261,603

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			90,000	91,463

UBS Group AG jr. unsec. sub. FRN 6 7/8s, perpetual maturity (Switzerland)			589,000	556,237

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4 1/8s, 2026 (Jersey)			433,000	450,781

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3s, 2021 (Jersey)			1,760,000	1,787,746

US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			550,000	550,268

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.6s, 2024(R)			240,000	241,800

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4 7/8s, 2026(R)			155,000	159,263

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902s, 2020 (Russia)			100,000	108,625

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,887,000	2,018,977

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			938,000	980,210

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			60,000	62,581

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021			20,000	9,825

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023			45,000	44,438

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			285,000	302,100

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			517,000	521,442

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6s, 2017			500,000	532,014

Westpac Banking Corp. sr. unsec. unsub. notes 4 7/8s, 2019 (Australia)			80,000	88,549

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			170,000	176,815

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6 1/2s, 2037			426,000	424,935

				65,051,837
Health care (1.4%)

AbbVie, Inc. sr. unsec. notes 2.9s, 2022			525,000	534,264

AbbVie, Inc. sr. unsec. notes 2 1/2s, 2020			590,000	603,171

AbbVie, Inc. sr. unsec. notes 1 3/4s, 2017			471,000	473,782

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021			100,000	102,750

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			50,000	48,500

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)			458,000	480,933

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s, 2022 (Luxembourg)			228,000	236,792

Actavis Funding SCS company guaranty sr. unsec. notes 2.35s, 2018 (Luxembourg)			385,000	390,247

Aetna, Inc. sr. unsec. notes 6 3/4s, 2037			318,000	431,309

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			90,000	80,550

Amgen, Inc. sr. unsec. notes 3.45s, 2020			500,000	535,064

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			525,000	529,379

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			99,000	134,669

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 2017 (United Kingdom)			525,000	554,742

Biogen, Inc. sr. unsec. sub. notes 3 5/8s, 2022			705,000	748,364

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			65,000	66,300

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024			90,000	95,681

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021			180,000	187,650

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			25,000	24,813

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			95,000	83,125

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021			350,000	384,225

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			60,000	50,850

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			73,000	60,225

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)			134,000	137,685

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			40,000	34,800

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)			240,000	211,200

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			45,000	43,875

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026			200,000	207,625

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			160,000	177,600

HCA, Inc. company guaranty sr. sub. notes 5s, 2024			170,000	175,950

HCA, Inc. company guaranty sr. sub. notes 3 3/4s, 2019			90,000	92,925

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022			14,000	15,925

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025			15,000	15,375

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			60,000	61,350

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)			95,000	95,000

Johnson & Johnson sr. unsec. notes 5.15s, 2018			329,000	357,213

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018			118,000	117,705

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7 7/8s, 2021			100,000	106,312

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			40,000	35,700

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			30,000	30,375

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			453,000	457,300

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			50,000	49,875

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)			680,000	673,200

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			220,000	228,881

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			54,000	55,620

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024			284,000	294,650

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			40,000	40,500

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			19,000	19,143

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			29,000	28,783

Tenet Healthcare Corp. company guaranty sr. FRN 4.153s, 2020			60,000	59,250

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			63,000	66,465

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020			60,000	63,300

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			235,000	253,408

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			345,000	393,373

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			540,000	564,215

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			535,000	549,287

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020			17,000	15,003

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			58,000	49,880

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025			55,000	44,138

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023			60,000	48,450

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			4,000	3,300

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			25,000	20,078

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020			45,000	38,447

				12,770,546
Technology (0.9%)

Apple, Inc. sr. unsec. notes 3.45s, 2024			275,000	297,715

Apple, Inc. sr. unsec. notes 2.1s, 2019			25,000	25,721

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			350,000	381,319

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			453,000	453,829

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			40,000	8,800

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			97,000	69,355

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15s, 2017			595,000	604,347

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			238,000	238,590

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			45,000	46,125

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company gauranty sr. unsec. notes 7 1/8s, 2024			40,000	41,777

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35s, 2046			164,000	176,318

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45s, 2023			984,000	1,020,972

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5 7/8s, 2021			85,000	86,681

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			525,000	526,004

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			76,000	79,187

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5s, 2025			270,000	306,512

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023			140,000	141,750

First Data Corp. 144A notes 5 3/4s, 2024			80,000	79,400

First Data Corp. 144A sr. notes 5 3/8s, 2023			60,000	60,931

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6s, 2022			39,000	41,126

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			675,000	676,513

Infor US, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			195,000	184,154

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			22,000	23,045

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			525,000	528,111

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)			77,000	81,043

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			30,000	31,388

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018			50,000	54,625

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			85,000	79,900

Micron Technology, Inc. 144A sr. notes 7 1/2s, 2023			50,000	53,125

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			475,000	519,038

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			310,000	374,828

Oracle Corp. sr. unsec. unsub. notes 2.65s, 2026			990,000	992,484

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			200,000	204,491

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			70,000	69,125

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			200,000	205,250

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			34,000	16,660

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			100,000	106,000

				8,886,239
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			165,000	157,163

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			65,000	80,182

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			300,000	387,677

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			370,000	395,266

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			72,532	81,787

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			75,000	76,906

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			252,435	265,688

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			79,975	84,574

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			208,000	205,920

				1,735,163
Utilities and power (1.4%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			60,000	69,900

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			440,000	441,100

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023			20,000	19,600

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			100,000	112,750

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5s, 2044			55,000	59,738

Appalachian Power Co. sr. unsec. unsub. notes 4.6s, 2021			245,000	269,759

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			60,000	69,318

Beaver Valley II Funding Corp. sr. bonds 9s, 2017			6,000	6,030

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95s, 2026			35,000	36,754

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025			100,000	97,250

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			13,000	13,618

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024			10,000	10,400

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037			25,000	25,794

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			208,000	277,033

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			402,000	458,680

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			205,000	221,115

DPL, Inc. sr. unsec. sub. notes 6 1/2s, 2016			6,000	6,000

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			435,000	436,703

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			5,000	4,825

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			90,000	90,113

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			5,000	4,800

EDP Finance BV 144A sr. unsec. unsub. notes 5 1/4s, 2021 (Netherlands)			200,000	212,000

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			835,000	783,856

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s, perpetual maturity (France)			1,180,000	1,126,900

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			70,000	93,414

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			245,000	275,343

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55s, 2026			235,000	240,461

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			39,671	46,515

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020			34,000	36,040

Energy Transfer Equity LP sr. sub. notes 5 7/8s, 2024			105,000	102,113

Energy Transfer Partners LP sr. unsec. unsub. bonds 6 1/8s, 2045			120,000	124,430

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			140,000	146,045

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			120,000	126,719

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			196,000	202,207

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020			57,000	40,470

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020			40,000	41,500

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			13,000	12,805

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			225,000	238,549

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044			115,000	113,473

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3 1/2s, 2021			505,000	506,801

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45s, 2023			210,000	204,161

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7 3/4s, 2032			17,000	19,138

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			430,000	602,693

Nevada Power Co. mtge. notes 7 1/8s, 2019			310,000	358,017

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			130,000	154,696

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021			110,000	113,850

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2026			90,000	89,550

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			350,000	360,295

Oncor Electric Delivery Co., LLC sr. notes 5.3s, 2042			110,000	137,077

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			135,000	149,657

Oncor Electric Delivery Co., LLC sr. notes 3 3/4s, 2045			560,000	574,109

Pacific Gas & Electric Co. sr. unsec. bonds 6.05s, 2034			153,000	203,851

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016			985,000	994,687

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			465,000	505,558

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			15,000	15,653

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			215,000	283,278

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067			467,000	396,366

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022			25,000	25,653

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			53,000	56,691

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			34,000	34,302

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			24,000	23,429

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			60,000	58,500

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			54,000	18,360

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)			155,000	109,663

Union Electric Co. sr. notes 6.4s, 2017			265,000	278,292

				12,968,447

Total corporate bonds and notes (cost $197,632,349)				$204,435,627

MORTGAGE-BACKED SECURITIES (4.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.5%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.946s, 2025 (Bermuda)			$201,174	$200,671

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.014s, 2037			118,530	201,609
IFB Ser. 2979, Class AS, 22.652s, 2034			3,940	4,208
IFB Ser. 3249, Class PS, 20.816s, 2036			157,539	247,443
IFB Ser. 3065, Class DC, 18.534s, 2035			198,945	301,638
IFB Ser. 2990, Class LB, 15.816s, 2034			162,564	213,228
Structured Agency Credit Risk FRB Ser. 16-HQA2, Class M1, 1.653s, 2028			248,120	248,239
Structured Agency Credit Risk FRB Ser. 16-DNA3, Class M1, 1.546s, 2028			250,000	250,200
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQ1, Class M1, 1.503s, 2025			198,466	198,589
Ser. 3391, PO, zero %, 2037			10,138	9,054
Ser. 3300, PO, zero %, 2037			63,430	57,361
Ser. 3206, Class EO, PO, zero %, 2036			6,367	5,853
Ser. 3326, Class WF, zero %, 2035			3,560	3,022

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.18s, 2036			38,657	78,503
IFB Ser. 06-8, Class HP, 22.905s, 2036			138,830	245,209
IFB Ser. 05-75, Class GS, 18.89s, 2035			66,479	95,289
IFB Ser. 05-106, Class JC, 18.718s, 2035			61,358	96,922
IFB Ser. 05-83, Class QP, 16.215s, 2034			30,939	41,242
Ser. 13-1, Class MI, IO, 3s, 2043			1,489,835	131,523
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1.653s, 2024			201,203	201,632
Ser. 07-64, Class LO, PO, zero %, 2037			31,916	30,273
Ser. 07-14, Class KO, PO, zero %, 2037			31,084	27,509
Ser. 06-125, Class OX, PO, zero %, 2037			2,590	2,298
Ser. 06-84, Class OT, PO, zero %, 2036			4,169	3,701

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5s, 2040			489,791	81,887
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			103,153	15,644
Ser. 13-14, IO, 3 1/2s, 2042			1,227,291	132,609
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			2,230,549	138,896
Ser. 15-124, Class NI, IO, 3 1/2s, 2039			2,092,519	217,059
Ser. 15-124, Class DI, IO, 3 1/2s, 2038			1,506,427	191,062
Ser. 15-H25, Class BI, IO, 1.98s, 2065			3,634,059	452,440
Ser. 15-H26, Class EI, IO, 1.715s, 2065			2,191,269	241,697
Ser. 06-36, Class OD, PO, zero %, 2036			3,612	3,183

				4,369,693
Commercial mortgage-backed securities (3.0%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.494s, 2051			11,308,252	43,015

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.552s, 2041			258,783	3,579
FRB Ser. 04-4, Class XC, IO, 0.092s, 2042			141,054	87
FRB Ser. 05-1, Class XW, IO, zero %, 2042			2,092,823	209

Bear Stearns Commercial Mortgage Securities Trust
Ser. 06-PW13, Class AJ, 5.611s, 2041			368,000	366,712
Ser. 05-T18, Class D, 5.134s, 2042			160,775	157,141
FRB Ser. 04-PR3I, Class X1, IO, 0.332s, 2041			281,439	1,520

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.562s, 2039			273,000	239,066
FRB Ser. 06-PW11, Class C, 5.562s, 2039			191,000	161,662
FRB Ser. 06-PW14, Class X1, IO, 0.824s, 2038			6,904,964	95,289

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.823s, 2047			196,000	195,635

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class AS, 4.026s, 2047			280,000	306,569
FRB Ser. 14-GC19, Class XA, IO, 1.456s, 2047			1,600,785	106,612

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.769s, 2049			50,129,005	94,243

COMM Mortgage Pass-Through Certificates
FRB Ser. 12-CR3, Class XA, IO, 2.254s, 2045			2,537,873	214,001
FRB Ser. 14-CR14, Class XA, IO, 0.851s, 2047			17,175,166	640,634

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			348,000	350,262
FRB Ser. 14-CR18, Class C, 4.896s, 2047			767,000	797,150
FRB Ser. 14-UBS6, Class C, 4.614s, 2047			579,000	555,288
Ser. 13-CR13, Class AM, 4.449s, 2023			242,000	267,206
FRB Ser. 12-CR1, Class XA, IO, 2.239s, 2045			4,103,956	335,145
FRB Ser. 14-LC15, Class XA, IO, 1.544s, 2047			11,856,624	773,242
FRB Ser. 14-CR18, Class XA, IO, 1.433s, 2047			2,996,556	190,521
FRB Ser. 13-LC13, Class XA, IO, 1.377s, 2046			4,065,673	222,799
FRB Ser. 14-CR17, Class XA, IO, 1.338s, 2047			4,268,782	256,127
FRB Ser. 14-UBS6, Class XA, IO, 1.212s, 2047			4,974,238	297,791

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.807s, 2044			457,000	457,823
FRB Ser. 12-CR2, Class E, 5.017s, 2045			250,000	231,238
FRB Ser. 13-CR9, Class D, 4.399s, 2045			337,000	324,942
Ser. 13-LC13, Class E, 3.719s, 2046			274,000	198,595
FRB Ser. 07-C9, Class AJFL, 1.135s, 2049			529,000	494,668
FRB Ser. 06-C8, Class XS, IO, 0.719s, 2046			24,361,143	28,834

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.197s, 2038			223,578	16

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			45,457	45,457

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.687s, 2044			306,000	328,013
FRB Ser. 11-LC3A, Class D, 5.549s, 2044			200,000	204,340

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO, 0.961s, 2020			360,938	5,382

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 2.2s, 2033			71,266	1

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class E, 5.087s, 2042			132,851	131,881

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.119s, 2045			2,439,398	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.52s, 2044			282,690	278,096

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.785s, 2043			1,367,448	3,254

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.753s, 2046			6,560,756	516,332

GS Mortgage Securities Trust FRB Ser. 13-GC12, Class C, 4.179s, 2046			771,000	755,195

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.835s, 2045			503,000	491,683
FRB Ser. 11-GC3, Class D, 5.821s, 2044			730,000	743,387
FRB Ser. 12-GC6, Class E, 5s, 2045			478,000	419,254
FRB Ser. 13-GC12, Class D, 4.615s, 2046			786,000	683,820
FRB Ser. 06-GG6, Class XC, IO, zero %, 2038			429,560	4

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class XA, IO, 1.403s, 2047			7,435,349	313,772
FRB Ser. 14-C25, Class XA, IO, 1.152s, 2047			4,247,992	244,260

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class D, 4.564s, 2047			119,000	116,584
FRB Ser. 12-LC9, Class E, 4.564s, 2047			585,000	537,674

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			110,500	109,428
FRB Ser. 06-LDP7, Class B, 6.184s, 2045			251,000	124,396
FRB Ser. 05-LDP5, Class F, 5.718s, 2044			795,000	794,841
Ser. 06-LDP8, Class B, 5.52s, 2045			201,000	186,066
Ser. 06-LDP8, Class AJ, 5.48s, 2045			1,459,000	1,456,666
FRB Ser. 06-LDP8, Class X, IO, 0.583s, 2045			4,038,552	1,331

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.384s, 2051			267,000	269,216
FRB Ser. 07-CB20, Class C, 6.384s, 2051			192,000	177,412
FRB Ser. 12-C6, Class E, 5.365s, 2045			553,000	530,106
FRB Ser. 05-CB12, Class X1, IO, 0.496s, 2037			851,640	3,541
FRB Ser. 06-LDP6, Class X1, IO, 0.036s, 2043			695,925	1

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			40,076	40,930
Ser. 98-C4, Class H, 5.6s, 2035			73,300	74,278

LB-UBS Commercial Mortgage Trust Ser. 06-C1, Class AJ, 5.276s, 2041			408,713	405,750

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.461s, 2040			1,110,401	9,655
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			401,673	89

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.41s, 2048			508,000	468,046

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.021s, 2050			7,694	7,682

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.578s, 2039			747,264	338
FRB Ser. 05-MCP1, Class XC, IO, 0.023s, 2043			506,245	4

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156s, 2044			19,217	225
FRB Ser. 06-C4, Class X, IO, 6.024s, 2045			749,947	11,999
FRB Ser. 07-C5, Class X, IO, 5.886s, 2049			217,483	14,593

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AJ, 6.197s, 2046			98,464	98,444

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class AS, 3.476s, 2045			560,000	592,648
FRB Ser. 14-C17, Class XA, IO, 1.42s, 2047			4,642,008	291,518

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.82s, 2042			234,000	226,629
FRB Ser. 06-HQ8, Class AJ, 5.59s, 2044			272,424	272,424
Ser. 07-HQ11, Class C, 5.558s, 2044			225,000	155,250
Ser. 07-HQ11, Class AJ, 5.508s, 2044			226,000	223,763
Ser. 06-HQ10, Class AJ, 5.389s, 2041			590,000	586,755

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.348s, 2049			622,000	646,631
FRB Ser. 11-C3, Class E, 5.348s, 2049			113,000	110,652

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038			393,099	98,275

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C4, Class XA, IO, 1.93s, 2045			2,016,565	161,341
FRB Ser. 12-C2, Class XA, IO, 1.806s, 2063			11,691,152	666,676

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.148s, 2045			3,001,697	600
FRB Ser. 05-C18, Class XC, IO, zero %, 2042			238,526	24

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.433s, 2046			218,000	242,832
Ser. 12-LC5, Class AS, 3.539s, 2045			215,000	227,387
FRB Ser. 14-LC16, Class XA, IO, 1.615s, 2050			4,489,140	315,587

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.433s, 2046			507,000	448,295

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047			160,000	163,568
Ser. 13-C18, Class AS, 4.387s, 2046			258,000	288,214
Ser. 13-UBS1, Class AS, 4.306s, 2046			195,000	216,865
Ser. 12-C8, Class AS, 3.66s, 2045			229,000	243,072
Ser. 13-C12, Class AS, 3.56s, 2048			275,000	292,190

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.847s, 2044			642,000	665,626
FRB Ser. 11-C3, Class D, 5.807s, 2044			282,000	289,558
FRB Ser. 11-C2, Class D, 5.788s, 2044			276,000	276,442
Ser. 11-C4, Class E, 5.265s, 2044			482,000	476,216
FRB Ser. 12-C9, Class D, 4.961s, 2045			291,000	281,048
FRB Ser. 13-C15, Class D, 4.629s, 2046			183,000	161,530
Ser. 14-C19, Class D, 4.234s, 2047			409,000	320,291
FRB Ser. 12-C10, Class XA, IO, 1.873s, 2045			3,587,139	276,568
FRB Ser. 13-C12, Class XA, IO, 1.537s, 2048			878,030	54,231
FRB Ser. 12-C9, Class XB, IO, 0.866s, 2045			6,676,000	268,555

				28,552,308
Residential mortgage-backed securities (non-agency) (0.9%)

BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.508s, 2036			350,000	260,347
FRB Ser. 15-RR5, Class 2A3, 1.48s, 2046			120,000	74,813

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1.397s, 2046			321,572	226,606
FRB Ser. 06-OA7, Class 1A2, 1.377s, 2046			960,686	730,121
FRB Ser. 05-27, Class 1A1, 1.356s, 2035			211,653	177,788
FRB Ser. 05-38, Class A3, 0.803s, 2035			664,509	564,889
FRB Ser. 05-59, Class 1A1, 0.778s, 2035			728,925	590,429
FRB Ser. 06-OC2, Class 2A3, 0.743s, 2036			196,469	137,528
FRB Ser. 06-OA10, Class 4A1, 0.643s, 2046			1,175,018	822,513

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 16-HQA2, Class M3, 5.603s, 2028			280,000	277,958

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.353s, 2028			1,100,000	1,141,349
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.153s, 2028			1,260,000	1,296,349
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.003s, 2028			275,000	281,218
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.453s, 2025			562,000	566,287
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.453s, 2025			20,000	20,263

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047			100,000	71,000

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 0.633s, 2037			285,711	233,325

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, 1.413s, 2045			507,212	462,171
FRB Ser. 05-AR19, Class A1C3, 0.953s, 2045			85,125	71,607
FRB Ser. 05-AR13, Class A1C3, 0.943s, 2045			224,058	188,142
FRB Ser. 05-AR11, Class A1B3, 0.853s, 2045			546,767	489,193

				8,683,896

Total mortgage-backed securities (cost $41,935,662)				$41,605,897

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. notes 7 1/2s, 2026 (Argentina)			$494,000	$535,208

Argentina (Republic of) 144A sr. unsec. notes 7 1/8s, 2036 (Argentina)			350,000	350,000

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	4,564	1,327,501

Buenos Aires (Province of) 144A sr. unsec. notes 9 1/8s, 2024 (Argentina)			$150,000	163,900

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			450,000	506,250

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			650,000	700,375

Cordoba (Province of) 144A sr. unsec. unsub. notes 7 1/8s, 2021 (Argentina)			365,000	365,913

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s, 2024 (Croatia)			200,000	218,088

Indonesia (Republic of) 144A sr. unsec. notes 5 1/4s, 2042 (Indonesia)			320,000	339,405

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s, 2026 (Indonesia)			200,000	215,011

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s, 2046 (Indonesia)			200,000	237,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s, 2023 (Indonesia)			200,000	201,439

Peru (Republic of) sr. unsec. unsub. bonds 4 1/8s, 2027 (Peru)			385,000	421,087

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			600,000	672,230

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			690,000	712,660

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85s, 2025 (Sri Lanka)			200,000	195,236

Total foreign government and agency bonds and notes (cost $7,845,165)				$7,161,303

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.453s, 2017			$1,615,000	$1,615,000

Total asset-backed securities (cost $1,615,000)				$1,615,000

INVESTMENT COMPANIES (0.1%)(a)
			Shares	Value

Hercules Capital, Inc.			3,257	$40,452

iShares MSCI EAFE ETF			16,934	945,087

iShares Russell 2000 Value ETF			1,743	169,594

Medley Capital Corp.(S)			6,878	46,083

Solar Capital, Ltd.			2,691	51,264

Total investment companies (cost $1,257,765)				$1,252,480

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			$137,927	$96,779

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			550,805	549,428

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10 3/4s, 2017			39,800	39,966

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			147,000	137,445

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			24,115	23,693

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			68,037	64,529

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			64,169	47,645

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s, 2020 (Canada)			49,870	43,511

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			82,670	74,119

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			82,302	27,314

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			845	280

Total senior loans (cost $1,221,465)				$1,104,709

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$27,000	$27,219

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8s, 2018			59,000	84,370

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			43,000	28,622

Total convertible bonds and notes (cost $114,364)				$140,211

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			3,415	$104,793

Total convertible preferred stocks (cost $62,389)				$104,793

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			2,035	$50,509

Total preferred stocks (cost $50,875)				$50,509

PURCHASED OPTIONS OUTSTANDING (-%)(a)
	Expiration		Contract
	date/strike price		amount	Value

EUR/USD (Put)	Jul-16/$1.10	EUR	4,974,300	$28,926

USD/CAD (Call)	Jul-16/CAD 1.32		$2,737,700	7,583

Total purchased options outstanding (cost $52,437)				$36,509

SHORT-TERM INVESTMENTS (36.6%)(a)
			Principal amount/shares	Value

Interest in $347,054,000 joint tri-party repurchase agreement dated 6/30/16 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 7/1/16 - maturity value of $18,398,220 for an effective yield of 0.430% (collateralized by various mortgage backed securities with coupon rates ranging from 0.000% to 4.500% and due dates ranging from 8/1/22 to 6/1/46, valued at $353,995,080)			$18,398,000	$18,398,000

Putnam Cash Collateral Pool, LLC 0.64%(d)		Shares	8,050,641	8,050,641

Putnam Money Market Liquidity Fund 0.39%(AFF)		Shares	125,488,313	125,488,313

Putnam Short Term Investment Fund 0.47%(AFF)		Shares	184,039,941	184,039,941

SSgA Prime Money Market Fund Class N 0.39%(P)		Shares	110,000	110,000

U.S. Treasury Bills 0.26%, August 18, 2016(SEG)(SEGCCS)			$2,593,000	2,592,203

U.S. Treasury Bills 0.20%, August 11, 2016(SEG)(SEGCCS)(SEGSF)			5,195,000	5,193,796

U.S. Treasury Bills 0.21%, August 4, 2016(SEGCCS)			27,000	26,995

U.S. Treasury Bills 0.25%, July 21, 2016(SEGCCS)(SEGSF)			299,000	298,969

U.S. Treasury Bills 0.23%, July 14, 2016(SEGCCS)(SEGSF)			380,000	379,982

Total short-term investments (cost $344,578,759)				$344,578,840

TOTAL INVESTMENTS

Total investments (cost $1,208,904,711)(b)				$1,238,867,808

FORWARD CURRENCY CONTRACTS at 6/30/16 (aggregate face value $75,004,820) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/21/16	$1,056,244	$1,007,114	$49,130
	British Pound	Sell	9/21/16	631,481	649,664	18,183
	Canadian Dollar	Buy	7/21/16	162,788	154,303	8,485
	Euro	Buy	9/21/16	679,644	699,169	(19,525)
	Hong Kong Dollar	Sell	8/18/16	788,455	788,371	(84)
	Japanese Yen	Sell	8/18/16	7,491	15,894	8,403
	Malaysian Ringgit	Buy	8/18/16	699,184	696,443	2,741
	New Zealand Dollar	Buy	7/21/16	650,350	638,787	11,563
	Swedish Krona	Sell	9/21/16	666,809	705,295	38,486
Barclays Bank PLC
	Australian Dollar	Buy	7/21/16	337,348	350,868	(13,520)
	British Pound	Sell	9/21/16	1,327,575	1,365,624	38,049
	Canadian Dollar	Sell	7/21/16	325,188	338,989	13,801
	Euro	Buy	9/21/16	4,041,913	4,073,034	(31,121)
	Hong Kong Dollar	Buy	8/18/16	267,637	267,650	(13)
	Japanese Yen	Buy	8/18/16	1,099,647	1,041,924	57,723
	Japanese Yen	Sell	8/18/16	1,062,782	1,043,306	(19,476)
	New Zealand Dollar	Buy	7/21/16	466,360	439,365	26,995
	Norwegian Krone	Buy	9/21/16	678,110	679,923	(1,813)
	Singapore Dollar	Buy	8/18/16	179,721	180,105	(384)
	Swedish Krona	Sell	9/21/16	1,055,158	1,053,734	(1,424)
	Swiss Franc	Buy	9/21/16	496,626	490,800	5,826
Citibank, N.A.
	Australian Dollar	Buy	7/21/16	985,361	975,500	9,861
	British Pound	Buy	9/21/16	648,000	701,386	(53,386)
	Canadian Dollar	Sell	7/21/16	1,711,246	1,698,427	(12,819)
	Danish Krone	Sell	9/21/16	330,226	332,389	2,163
	Euro	Sell	9/21/16	1,371,751	1,392,072	20,321
	New Zealand Dollar	Buy	7/21/16	901,830	872,515	29,315
	South African Rand	Buy	7/21/16	689,470	676,310	13,160
Credit Suisse International
	Australian Dollar	Buy	7/21/16	208,998	235,614	(26,616)
	British Pound	Sell	9/21/16	3,138,885	3,355,231	216,346
	Canadian Dollar	Sell	7/21/16	1,203,841	1,186,442	(17,399)
	Hong Kong Dollar	Sell	8/18/16	703,838	703,781	(57)
	Japanese Yen	Sell	8/18/16	719,215	676,715	(42,500)
	New Zealand Dollar	Buy	7/21/16	1,902,681	1,849,151	53,530
	Norwegian Krone	Sell	9/21/16	2,150,937	2,158,518	7,581
	Swedish Krona	Sell	9/21/16	1,601,095	1,634,732	33,637
	Swiss Franc	Buy	9/21/16	323,506	319,716	3,790
Deutsche Bank AG
	Australian Dollar	Sell	7/21/16	343,758	334,657	(9,101)
	Euro	Buy	9/21/16	17,361	13,759	3,602
	Japanese Yen	Sell	8/18/16	36,991	2,182	(34,809)
Goldman Sachs International
	Australian Dollar	Buy	7/21/16	1,016,368	1,034,553	(18,185)
	British Pound	Sell	9/21/16	1,322,512	1,378,490	55,978
	Canadian Dollar	Buy	7/21/16	656,260	620,611	35,649
	Euro	Buy	9/21/16	1,361,957	1,375,346	(13,389)
	Indonesian Rupiah	Buy	8/18/16	700,267	689,808	10,459
	Japanese Yen	Sell	8/18/16	1,483,301	1,496,253	12,952
	New Zealand Dollar	Buy	7/21/16	973,599	905,395	68,204
	South Korean Won	Buy	8/18/16	1,040	12,029	(10,989)
	Swedish Krona	Sell	9/21/16	2,314,167	2,333,980	19,813
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/21/16	704,436	687,891	16,545
	British Pound	Sell	9/21/16	696,094	707,029	10,935
	Canadian Dollar	Sell	7/21/16	799,619	788,240	(11,379)
	Euro	Sell	9/21/16	341,435	345,110	3,675
	Hong Kong Dollar	Sell	8/18/16	592,228	592,226	(2)
	Polish Zloty	Sell	9/21/16	25,150	30,603	5,453
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/16	605,677	647,823	(42,146)
	British Pound	Sell	9/21/16	2,018,473	2,085,227	66,754
	Canadian Dollar	Buy	7/21/16	517,392	526,597	(9,205)
	Euro	Buy	9/21/16	382,835	396,523	(13,688)
	Hong Kong Dollar	Sell	8/18/16	591,506	591,450	(56)
	Indonesian Rupiah	Buy	11/16/16	684,431	688,192	(3,761)
	Japanese Yen	Sell	8/18/16	697,475	688,880	(8,595)
	New Zealand Dollar	Buy	7/21/16	1,188,123	1,118,190	69,933
	Norwegian Krone	Buy	9/21/16	667,142	685,518	(18,376)
	Russian Ruble	Buy	9/21/16	692,920	676,214	16,706
	Swedish Krona	Sell	9/21/16	3,357,939	3,432,667	74,728
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	7/21/16	420,977	360,711	(60,266)
	British Pound	Sell	9/21/16	359,304	332,182	(27,122)
	Canadian Dollar	Sell	7/21/16	1,201,287	1,204,347	3,060
	Euro	Sell	9/21/16	681,980	702,620	20,640
	Japanese Yen	Sell	8/18/16	698,148	702,744	4,596
	New Zealand Dollar	Buy	7/21/16	1,642,711	1,608,551	34,160
	Norwegian Krone	Sell	9/21/16	1,492,911	1,484,077	(8,834)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/16	592,708	646,538	(53,830)
	British Pound	Sell	9/21/16	631,481	657,320	25,839
	Canadian Dollar	Buy	7/21/16	1,441,869	1,451,074	(9,205)
	Singapore Dollar	Sell	8/18/16	701,891	696,855	(5,036)
UBS AG
	Australian Dollar	Buy	7/21/16	1,371,978	1,342,985	28,993
	British Pound	Buy	9/21/16	1,355,019	1,466,937	(111,918)
	Canadian Dollar	Sell	7/21/16	364,976	367,608	2,632
	Euro	Sell	9/21/16	307,826	321,218	13,392
	Japanese Yen	Sell	8/18/16	557,990	523,139	(34,851)
	New Zealand Dollar	Buy	7/21/16	634,798	607,493	27,305
WestPac Banking Corp.
	Canadian Dollar	Buy	7/21/16	196,925	194,117	2,808

Total						$559,020

FUTURES CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

MSCI EAFE Index Mini (Short)	280	$22,612,800	Sep-16	$49,840
Russell 2000 Index Mini (Short)	58	6,654,920	Sep-16	156,716
S&P 500 Index E-Mini (Long)	274	28,635,740	Sep-16	(157,696)
S&P 500 Index E-Mini (Short)	349	$36,473,990	Sep-16	259,584
S&P Mid Cap 400 Index E-Mini (Long)	10	1,493,000	Sep-16	(11,690)
S&P Mid Cap 400 Index E-Mini (Short)	39	5,822,700	Sep-16	88,468
U.S. Treasury Bond 30 yr (Long)	80	13,787,500	Sep-16	749,841
U.S. Treasury Bond Ultra 30 yr (Long)	152	28,329,000	Sep-16	1,758,384
U.S. Treasury Bond Ultra 30 yr (Short)	3	559,125	Sep-16	(34,881)
U.S. Treasury Note 2 yr (Long)	412	90,363,188	Sep-16	566,806
U.S. Treasury Note 2 yr (Short)	43	9,431,109	Sep-16	(65,273)
U.S. Treasury Note 5 yr (Long)	724	88,446,782	Sep-16	1,523,012
U.S. Treasury Note 5 yr (Short)	43	5,253,055	Sep-16	(96,304)
U.S. Treasury Note 10 yr (Long)	217	28,857,609	Sep-16	779,412
U.S. Treasury Note 10 yr (Short)	314	41,757,094	Sep-16	(1,129,062)
U.S. Treasury Note Ultra 10 yr (Short)	10	1,456,719	Sep-16	(47,911)

Total				$4,389,246

TBA SALE COMMITMENTS OUTSTANDING at 6/30/16 (proceeds receivable $99,714,570) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, July 1, 2046	$50,000,000	7/14/16	$53,609,375
Federal National Mortgage Association, 3s, July 1, 2046	17,000,000	7/14/16	17,638,828
Government National Mortgage Association, 4s, July 1, 2046	1,000,000	7/20/16	1,069,063
Government National Mortgage Association, 3 1/2s, July 1, 2046	26,000,000	7/20/16	27,590,469

Total			$99,907,735

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$41,766,300	(E)	$(107,580)	9/21/18	3 month USD-LIBOR-BBA	1.12%	$186,121
	55,391,100	(E)	117,306	9/21/18	1.12%	3 month USD-LIBOR-BBA	(272,205)
	47,242,600	(E)	(301,349)	9/21/21	3 month USD-LIBOR-BBA	1.40%	572,311
	25,936,700	(E)	163,858	9/21/21	1.40%	3 month USD-LIBOR-BBA	(315,790)
	20,719,600	(E)	(226,402)	9/21/26	3 month USD-LIBOR-BBA	1.75%	447,399
	20,085,300	(E)	219,036	9/21/26	1.75%	3 month USD-LIBOR-BBA	(434,138)
	6,312,400	(E)	(149,969)	9/21/46	3 month USD-LIBOR-BBA	2.17%	328,882
	1,564,000	(E)	35,373	9/21/46	2.17%	3 month USD-LIBOR-BBA	(83,270)
	1,700,000		(6)	6/29/18	3 month USD-LIBOR-BBA	0.711%	(813)
	1,700,000		(6)	6/29/18	3 month USD-LIBOR-BBA	0.7115%	(797)
	1,700,000		(6)	6/29/18	3 month USD-LIBOR-BBA	0.716%	(644)

	Total		$(249,745)	$427,056
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$43,399	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(541)
	462,700	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,622)
	136,362	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,657)
	2,903	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2)
	282,112	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	288
	27,106	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(125)
	121,291	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,126
	66,439	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(825)
	258,290	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(923)
	48,233	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	54
	982,015	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,713
	298,036	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,523)
Citibank, N.A.
	316,303	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,196
baskets	218	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	756,510
units	4,862	—	11/23/16	3 month USD-LIBOR-BBA plus 0.02%	Russell 1000 Total Return Index	(785,953)
Credit Suisse International
	$424,890	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,163)
	189,542	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,707)
Goldman Sachs International
	57,120	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(99)
	9,079	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6)
	107,910	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,345)
	107,910	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,345)
	719,617	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,744)
	111,259	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,352)
	506,041	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,753)
	14,516	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(123)
	17,473	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(148)
	596,582	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,249)
	321,738	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,724)

Total		$—	$(72,042)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$957	$14,000	5/11/63	300 bp	$(72)
	CMBX NA BBB- Index	BBB-/P	1,868	31,000	5/11/63	300 bp	(410)
	CMBX NA BBB- Index	BBB-/P	3,828	62,000	5/11/63	300 bp	(729)
	CMBX NA BBB- Index	BBB-/P	3,648	64,000	5/11/63	300 bp	(1,056)
	Credit Suisse International
	CMBX NA BB Index	—	(13,997)	793,000	5/11/63	(500 bp)	94,218
	CMBX NA BBB- Index	BBB-/P	2,041	141,000	5/11/63	300 bp	(8,322)
	CMBX NA BBB- Index	BBB-/P	47,534	530,000	5/11/63	300 bp	8,579
	CMBX NA BBB- Index	BBB-/P	11,349	107,000	1/17/47	300 bp	532
	CMBX NA BBB- Index	BBB-/P	7,032	205,000	1/17/47	300 bp	(13,694)
	CMBX NA BBB- Index	BBB-/P	10,464	294,000	1/17/47	300 bp	(19,259)
	CMBX NA BBB- Index	BBB-/P	32,386	307,000	1/17/47	300 bp	1,348
	CMBX NA BBB- Index	BBB-/P	38,321	401,000	1/17/47	300 bp	(2,221)
	CMBX NA BBB- Index	BBB-/P	192,514	2,577,000	1/17/47	300 bp	(68,020)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(187)	27,000	5/11/63	300 bp	(2,171)
	CMBX NA BBB- Index	BBB-/P	29	8,000	1/17/47	300 bp	(780)
	CMBX NA BBB- Index	BBB-/P	29	8,000	1/17/47	300 bp	(780)
	CMBX NA BBB- Index	BBB-/P	73	17,000	1/17/47	300 bp	(1,646)
	CMBX NA BBB- Index	BBB-/P	61	17,000	1/17/47	300 bp	(1,658)
	CMBX NA BBB- Index	BBB-/P	61	17,000	1/17/47	300 bp	(1,658)
	CMBX NA BBB- Index	BBB-/P	71	18,000	1/17/47	300 bp	(1,749)
	CMBX NA BB Index	—	(804)	94,000	5/11/63	(500 bp)	12,024
	CMBX NA BB Index	—	(710)	67,000	5/11/63	(500 bp)	8,433
	CMBX NA BB Index	—	555	33,000	5/11/63	(500 bp)	5,059
	CMBX NA BB Index	—	678	30,000	5/11/63	(500 bp)	4,772
	CMBX NA BB Index	—	297	29,000	5/11/63	(500 bp)	4,255
	CMBX NA BB Index	—	34	28,000	5/11/63	(500 bp)	3,855
	CMBX NA BB Index	—	(230)	24,000	5/11/63	(500 bp)	3,045
	CMBX NA BB Index	—	(46)	23,000	1/17/47	(500 bp)	4,429
	CMBX NA BBB- Index	BBB-/P	(47)	5,000	5/11/63	300 bp	(414)
	CMBX NA BBB- Index	BBB-/P	(150)	15,000	5/11/63	300 bp	(1,253)
	CMBX NA BBB- Index	BBB-/P	(201)	20,000	5/11/63	300 bp	(1,671)
	CMBX NA BBB- Index	BBB-/P	(80)	20,000	5/11/63	300 bp	(1,550)
	CMBX NA BBB- Index	BBB-/P	(169)	21,000	5/11/63	300 bp	(1,712)
	CMBX NA BBB- Index	BBB-/P	(400)	24,000	5/11/63	300 bp	(2,164)
	CMBX NA BBB- Index	BBB-/P	(305)	28,000	5/11/63	300 bp	(2,363)
	CMBX NA BBB- Index	BBB-/P	594	52,000	5/11/63	300 bp	(3,228)
	CMBX NA BBB- Index	BBB-/P	119	4,000	1/17/47	300 bp	(286)
	CMBX NA BBB- Index	BBB-/P	478	15,000	1/17/47	300 bp	(1,039)
	CMBX NA BBB- Index	BBB-/P	1,510	35,000	1/17/47	300 bp	(2,028)
	CMBX NA BBB- Index	BBB-/P	1,409	35,000	1/17/47	300 bp	(2,130)
	CMBX NA BBB- Index	BBB-/P	1,409	35,000	1/17/47	300 bp	(2,130)
	CMBX NA BBB- Index	BBB-/P	738	35,000	1/17/47	300 bp	(2,801)
	CMBX NA BBB- Index	BBB-/P	1,496	36,000	1/17/47	300 bp	(2,143)
	CMBX NA BBB- Index	BBB-/P	1,545	51,000	1/17/47	300 bp	(3,611)
	CMBX NA BBB- Index	BBB-/P	1,766	59,000	1/17/47	300 bp	(4,198)
	CMBX NA BBB- Index	BBB-/P	9,571	69,000	1/17/47	300 bp	2,595
	CMBX NA BBB- Index	BBB-/P	10,824	112,000	1/17/47	300 bp	(499)
	CMBX NA BBB- Index	BBB-/P	29,847	150,000	1/17/47	300 bp	14,682
	CMBX NA BBB- Index	BBB-/P	28,814	217,000	1/17/47	300 bp	6,876
	CMBX NA BBB- Index	BBB-/P	60,298	421,000	1/17/47	300 bp	17,735
	JPMorgan Securities LLC
	CMBX NA BBB- Index	BBB-/P	147,256	1,745,000	5/11/63	300 bp	18,999
	CMBX NA BBB- Index	BBB-/P	316	6,000	1/17/47	300 bp	(290)
	CMBX NA BBB- Index	BBB-/P	1,881	34,000	1/17/47	300 bp	(1,556)
	CMBX NA BBB- Index	BBB-/P	1,830	70,000	1/17/47	300 bp	(5,247)
	CMBX NA BBB- Index	BBB-/P	11,022	112,000	1/17/47	300 bp	(301)
	CMBX NA BBB- Index	BBB-/P	28,691	217,000	1/17/47	300 bp	6,752
	CMBX NA BBB- Index	BBB-/P	36,024	298,000	1/17/47	300 bp	5,896

	Total		$713,942	$57,245

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$(79,079)	$10,139,580	12/20/20	500 bp	$356,384
	NA HY Series 26 Index	—	(118,040)	4,815,000	6/20/21	(500 bp)	43,941
	NA HY Series 26 Index	—	288,302	11,877,000	6/20/21	(500 bp)	(111,249)
	NA IG Series 26 Index	BBB+/P	(1,047,707)	91,950,000	6/20/21	100 bp	(13,128)

	Total		$(956,524)	$275,948

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $940,641,456.
(b)	The aggregate identified cost on a tax basis is $1,212,366,301, resulting in gross unrealized appreciation and depreciation of $51,811,066 and $25,309,559, respectively, or net unrealized appreciation of $26,501,507.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$47,928,518	$151,781,690	$74,221,895	$174,706	$125,488,313
	Putnam Short Term Investment Fund*	142,811,978	97,826,353	56,598,390	404,912	184,039,941
	Totals	$190,740,496	$249,608,043	$130,820,285	$579,618	$309,528,254
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $8,050,641, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $8,014,508. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $517,176,080 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risks and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $507,561 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $727,882 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$7,531,479	$5,314,517	$—
Capital goods	19,159,115	2,981,340	—
Communication services	9,437,986	3,873,292	617
Conglomerates	—	835,168	—
Consumer cyclicals	45,564,521	9,310,010	—
Consumer staples	23,819,007	8,172,839	—
Energy	15,651,954	4,219,560	148
Financials	46,198,265	14,707,625	—
Health care	38,971,975	7,097,937	—
Technology	52,491,952	2,551,423	—
Transportation	6,384,806	3,262,554	—
Utilities and power	10,537,110	3,648,159	—
Total common stocks	275,748,170	65,974,424	765
Asset-backed securities	—	1,615,000	—
Convertible bonds and notes	—	140,211	—
Convertible preferred stocks	—	104,793	—
Corporate bonds and notes	—	203,950,824	484,803
Foreign government and agency bonds and notes	—	7,161,303	—
Investment companies	1,252,480	—	—
Mortgage-backed securities	—	41,605,897	—
Preferred stocks	50,509	—	—
Purchased options outstanding	—	36,509	—
Senior loans	—	1,104,709	—
U.S. government and agency mortgage obligations	—	294,941,110	—
U.S. treasury obligations	—	117,461	—
Short-term investments	309,638,254	34,940,586	—

Totals by level	$586,689,413	$651,692,827	$485,568

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$559,020	$—
Futures contracts	4,389,246	—	—
TBA sale commitments	—	(99,907,735)	—
Interest rate swap contracts	—	676,801	—
Total return swap contracts	—	(72,042)	—
Credit default contracts	—	575,775	—

Totals by level	$4,389,246	$(98,168,181)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of 9/30/15	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of 6/30/16
Common stocks*:
Communication services	$—	$—	$—	$(21,763)	$22,380	$—	$—	$—	$617
Energy	588	—	—	(440)	—	—	—	—	148
Total common stocks	$588	$—	$—	$(22,203)	$22,380	$—	$—	$—	$765
Asset-backed securities	19,179,000	—	—	—	—	(19,179,000)	—	—	—
Corporate bonds and notes	501,604	(25,149)	—	8,348	—	—	—	—	484,803
Mortgage-backed securities	1,864,787	(91,233)	(4,032)	(222,331)	—	(592,670)	—	(954,521)	—
Totals	$21,545,979	$(116,382)	$(4,032)	$(236,186)	$22,380	$(19,771,670)	$—	$(954,521)	$485,568

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(13,854) related to Level 3 securities still held at period end.
Level 3 securities which are fair valued by Putnam Management, are not material to the fund.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,786,336	$1,210,561
Foreign exchange contracts	1,340,409	744,880
Equity contracts	1,311,118	955,339
Interest rate contracts	7,703,845	3,065,619

Total	$12,141,708	$5,976,399

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency options (contract amount)		$2,500,000
Futures contracts (number of contracts)		3,000
Forward currency contracts (contract amount)		$118,800,000
Centrally cleared interest rate swap contracts (notional)		$200,500,000
OTC total return swap contracts (notional)		$67,500,000
OTC credit default contracts (notional)		$7,200,000
Centrally cleared credit default contracts (notional)		$91,800,000
	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	1,513	—	—	—	—	—	—	—	—	—	—	—	—	1,513
	OTC Total return swap contracts*#	—	5,181	—	757,706	—	—	—	—	—	—	—	—	—	—	—	762,887
	OTC Credit default contracts*#	—	—	—	—	108,215	—	46,098	—	—	—	—	—	—	—	—	154,313
	Centrally cleared credit default contracts§	—	—	218,377	—	—	—	—	—	—	—	—	—	—	—	—	218,377
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	373,612	—	—	—	—	373,612
	Forward currency contracts#	136,991	142,394	—	74,820	314,884	3,602	203,055	36,608	228,121	—	—	62,456	25,839	72,322	2,808	1,303,900
	Purchased options#	—	—	—	36,509	—	—	—	—	—	—	—	—	—	—	—	36,509
	Repurchase agreements	—	—	—	—	—	—	—	—	—	—	18,398,000	—	—	—	—	18,398,000

	Total Assets	$136,991	$147,575	$219,890	$869,035	$423,099	$3,602	$249,153	$36,608	$228,121	$—	$18,771,612	$62,456	$25,839	$72,322	$2,808	$21,249,111

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	56,490	—	—	—		—	—	—	—	—	—	—	—	56,490
	OTC Total return swap contracts*#	—	12,218	—	785,953	7,870	—	28,888	—	—	—	—	—	—	—	—	834,929
	OTC Credit default contracts*#	12,568	—	—	—	442,698	—	152,977	—	—	202,767	—	—	—	—	—	811,010
	Centrally cleared credit default contracts§	—	—	32,449	—	—	—	—	—	—	—	—	—	—	—	—	32,449
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	1,053,828	—	—	—	—	1,053,828
	Forward currency contracts#	19,609	67,751	—	66,205	86,572	43,910	42,563	11,381	95,827	—	—	96,222	68,071	146,769	—	744,880
	Written options#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Reverse repurchase agreements	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	Total Liabilities	$32,177	$79,969	$88,939	$852,158	$537,140	$43,910	$224,428	$11,381	$95,827	$202,767	$1,053,828	$96,222	$68,071	$146,769	$—	$3,533,586

	Total Financial and Derivative Net Assets	$104,814	$67,606	$130,951	$16,877	$(114,041)	$(40,308)	$24,725	$25,227	$132,294	$(202,767)	$17,717,784	$(33,766)	$(42,232)	$(74,447)	$2,808	$17,715,525
	Total collateral received (pledged)##†	$—	$67,606	$—	$(36,996)	$(114,041)	$—	$—	$—	$110,000	$(202,767)	$17,717,784	$—	$(42,232)	$(74,447)	$—
	Net amount	$104,814	$—	$130,951	$53,873	$—	$(40,308)	$24,725	$25,227	$22,294	$—	$—	$(33,766)	$—	$—	$2,808

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2016